As filed with the Securities and Exchange Commission on September 28, 2004

File Nos. 33-47508 and 811-6653

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 16	[X]

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 18	[X]

    [X]
    [X]

THE JENSEN PORTFOLIO, INC.
(Exact Name of Registrant as Specified in Charter)

2130 Pacwest Center, 1211 SW Fifth Avenue
Portland, OR 97204-3721
(Address of Principal Executive Offices) (Zip Code)

(503) 274 - 2044
(800) 221 - 4384
(Registrant’s Telephone Numbers, Including Area Code)

Gary Hibler
2130 Pacwest Center, 1211 SW Fith Avenue
Portland, OR 97204-3721
(Name and Address of Agent for Service)

Copies to:

Brendan N. O’Scannlain
Stoel Rives LLP
Standard Insurance Center
900 SW Fifth Avenue, Suite 2600
Portland, OR 97204-1268

As soon as practicable after this Registration Statement is declared effective.
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b).
[x]	on September 29, 2004 pursuant to paragraph (b).
[ ]	60 days after filing pursuant to paragraph (a)(1).
[ ]	on (date) pursuant to paragraph (a)(1).
[ ]	75 days after filing pursuant to paragraph (a)(2).
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus September 29, 2004 Class J Shares

[the Jensen Portfolio Logo]

[J]
SHARES

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is adequate or complete. It is a criminal offense to suggest otherwise.

PROSPECTUS
September 29, 2004

Class J Shares

[the Jensen Portfolio Logo]

2130 Pacwest Center
1211 SW Fifth Avenue
Portland, OR 97204-3721

800-992-4144
www.jenseninvestment.com

The Fund is an equity mutual fund with the principal investment objective of long-term capital appreciation. To achieve this objective, the Fund invests primarily in common stocks of approximately 25 companies that satisfy the investment criteria described in this prospectus. This Prospectus is for the Class J shares, which is the class comprising the original Fund. Class J is available to retail investors and assesses a combined distribution and shareholder-servicing fee of up to 0.25%.

SUMMARY OF THE FUND	3
INVESTMENT OBJECTIVE	3
PRINCIPAL INVESTMENT STRATEGIES	3
PRINCIPAL RISKS OF INVESTING IN THE FUND	3
HISTORICAL PERFORMANCE	3
FUND EXPENSES	5
FINANCIAL HIGHLIGHTS	6
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRIMARY RISKS	7
MANAGEMENT OF THE FUND	9
INVESTMENT ADVISER	9
DISTRIBUTION OF SHARES	10
SHAREHOLDER SERVICE INFORMATION	12
PRICING OF FUND SHARES	12
HOW TO BUY FUND SHARES	12
HOW TO REDEEM FUND SHARES	15
DIVIDENDS, DISTRIBUTIONS AND TAXES	17
CONFIRMATION AND STATEMENTS	18
SHAREHOLDER INQUIRIES	18
NOTICE OF PRIVACY POLICY	19

You may download free copies of the current prospectus, annual and semi-annual report from www.jenseninvestment.com. You can also obtain free copies of the current annual or semi-annual report and Statement of Additional Information by contacting the Fund:
By Telephone Toll-free in the U.S. 800-992-4144	By Mail The Jensen Portfolio c/o U.S. Bancorp Fund Services, LLC PO Box 701 Milwaukee, WI 53201-0701 -or- Third Floor 615 East Michigan Street Milwaukee, WI 53202-5207

SUMMARY OF THE FUND

INVESTMENT OBJECTIVE

The objective of the Fund is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

To achieve its objective, the Fund invests in equity securities of approximately 25 companies that satisfy the investment criteria described below. Generally, each company in which the Fund invests must:

▪	have consistently achieved strong earnings and have a trend of increasing free cash flow over the prior ten years;
▪	be in excellent financial condition; and
▪	in the opinion of the Fund’s investment adviser, be capable of sustaining outstanding business performance.

The Fund may invest in securities when they are priced below their intrinsic values. The Fund may sell all or part of its position in a company, however, when the investment adviser has determined that another qualifying security has a higher opportunity to achieve the Fund’s objective. In addition, the Fund must sell its entire position in a company when the company no longer meets each of the Fund’s investment criteria specified above, unless that failure is due to an extraordinary situation that the Fund’s investment adviser believes will not have a material adverse impact on the company's operating performance.

The investment adviser expects the securities of approximately 25 primarily domestic companies will be included in the Fund’s investment portfolio at any time, and the Fund must always own the securities of at least 15 different companies in its portfolio. The Fund strives to be fully invested at all times in publicly traded common stocks and other eligible equity securities issued by companies that meet the investment criteria described in this prospectus under “Investment Objective, Principal Investment Strategies and Primary Risks.”

PRINCIPAL RISKS OF INVESTING IN THE FUND
Investing in common stocks has inherent risks, which could cause you to lose money. Some of the risks of investing in this Fund are:

▪	Stock Market Risk
The market value of stocks held by the Fund may decline over a short, or even an extended period of time, resulting in a decrease in the value of a shareholder’s investment.

▪	Management Risk
The Fund’s investment adviser may be incorrect in its judgement of the value of particular stocks. The investments chosen by the Fund’s adviser may not perform as anticipated. Certain risks are inherent in the ownership of any security, and there is no assurance that the Fund’s objectives will be achieved.

▪	Nondiversification
The Fund is a nondiversified mutual fund and is permitted to invest a greater portion of its assets in the securities of a smaller number of issuers than would be permissible if it were a “diversified” fund. The Fund’s investment adviser expects to invest in the securities of approximately 25 companies at any one time. Accordingly, the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund.

Investment Suitability
The Fund is designed for long-term investors who are willing to accept short-term market price fluctuations.

HISTORICAL PERFORMANCE

The bar chart and table shown below illustrate the variability of the Fund’s returns. The bar chart indicates the risks of investing in the Fund by showing the changes in the Fund’s performance from year to year (on a calendar year basis). The table shows how the Fund’s average annual returns since its inception compare with those of the S&P 500 Index, an unmanaged index of mostly larger-sized companies. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

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Year-by-Year Total Return as of December 31*
Class J Shares

*The Fund’s year-to-date total return as of June 30, 2004 was 4.15%.

Best Quarter: Q4 1998 at 17.16% Worst Quarter: Q2 2002 at -12.43%

Average Annual Total Returns
Year Ended December 31, 2003

	One Year	5 Years	10 Years
The Jensen Portfolio - Class J shares
Return Before Taxes	16.07%	7.69%	12.17%
Return After Taxes on Distributions(1)	15.94%	7.01%	11.51%
Return After Taxes on Distributions and Sale of Fund Shares(1)	10.59%	6.42%	10.59%
S&P 500 Index(2)	28.68%	(0.57%)	11.06%
(1) After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

(2) The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

4

FUND EXPENSES
The tables below describe the fees and expenses that you would pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Class J
Maximum Sales Load Imposed on Purchases	None
Maximum Deferred Sales Load	None
Maximum Sales Load Imposed on Reinvested Dividends	None
Redemption Fees	None(1)
Exchange Fee	None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Class J
Management Fees	0.50%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%
Other Expenses (2)	0.13%
Total Annual Fund Operating Expenses	0.88%
_________________
(1)	The transfer agent charges a $15.00 fee for each redemption paid by wire transfer.
(2)	Other Expenses include custodian, transfer agency, and other customary Fund expenses not listed above which are based on the previous year’s expenses.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class J	$90	$281	$488	$1,084

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned on an investment in the Fund, assuming the reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available without charge upon request.

	Class J
	Year ended May 31,
	2004	2003	2002	2001	2000
Net asset value, beginning of year	$20.80	$22.51	$21.53	$22.25	$19.42
Income from investment operations:
Net investment income	0.16	0.11	0.05	0.09	0.06
Net realized and unrealized gains (losses) on investments	3.01	(1.73)	1.00	(0.14)	5.30
Total from investment operations	3.17	(1.62)	1.05	(0.05)	5.36
Less distributions:
Dividends from net investment income	(0.15)	(0.09)	(0.07)	(0.10)	(0.03)
From net realized gains	--	--	--	(0.57)	(2.50)
Total distributions	(0.15)	(0.09)	(0.07)	(0.67)	(2.53)

Net asset value, end of year	$23.82	$20.80	$22.51	$21.53	$22.25

Total return	15.28%	-7.17%	4.88%	-0.18%	27.65%

Supplemental data and ratios:
Net assets, end of year (000’s)	$2,046,288	$1,453,069	$473,414	$46,119	$30,525
Ratio of expenses to average net assets	0.88%	0.90%	1.00%	0.95%	0.94%
Ratio of net investment income to average net assets	0.71%	0.62%	0.23%	0.45%	0.31%
Portfolio turnover rate	5.32%	7.22%	0.78%	6.53%	32.35%

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INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
STRATEGIES AND PRIMARY RISKS

INVESTMENT OBJECTIVE

The Fund’s investment objective is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund’s approach to investing focuses on those companies with a record of achieving a high level of business performance over the long term and which are well positioned to maintain competitive advantages and continued high returns on equity and free cash flow. The Fund’s investment objective is long-term capital appreciation. To achieve its objective, the Fund invests primarily in the common stocks of approximately 25 companies selected according to the specific, long-term investment criteria established by the Fund’s investment adviser and described more fully below. The Fund’s investment adviser believes these criteria provide objective evidence of management that is capable and dedicated to providing above-average returns to the company’s shareholders. A company must have satisfied all of the following criteria to be selected for investment by the Fund:

▪	attained a return on equity of at least 15 percent per year for each of the prior 10 years;
▪	be in excellent financial condition based on certain qualitative factors such as a company’s ability to grow its business from excess cash flow;
▪

in the opinion of the Fund’s investment adviser, established entry barriers as evidenced by: (a) differentiated products, which can be protected from competition by patents, copyright protection, effective advertising or other means; (b) economies of scale in the production, marketing, or maintenance of the company’s products or services; (c) absolute cost advantages, such as obtaining raw materials at lower costs; (d) capital requirements at a level which make it impractical for other firms to enter the business; or (e) other sustainable competitive advantages identified by the Fund’s investment adviser;

▪

demonstrated a commitment to increasing shareholders’ value by acquiring companies that contribute to their competitive advantage, paying off debt, repurchasing outstanding shares or increasing dividends;

▪	in the opinion of the Fund’s investment adviser, have the capability of continuing to meet all of the above criteria; and
▪

be selling at a significant discount to its intrinsic value as determined by the Fund’s investment adviser. Intrinsic value represents the value of all estimated future cash flows generated by the company discounted to the present. By acquiring the securities of companies having market prices below intrinsic value, the Fund attempts to create a portfolio with less risk than the overall securities markets.

The Fund’s Portfolio Securities
The Fund may invest in any of the following securities, referred to as eligible equity securities, issued by companies that meet the Fund’s investment criteria when the Fund purchases the security:

▪	voting common stock that is registered under the Securities Exchange Act of 1934 and is listed on a major United States stock exchange or the Nasdaq National Market;
▪

convertible debt securities and convertible preferred stock listed on a major United States stock exchange or the Nasdaq National Market, if the holder has the right to convert the debt securities or preferred stock into common stock that satisfies all the requirements above; and

▪

American Depositary Receipts (ADRs) for the common stock of foreign corporations, if the ADRs are issued in sponsored programs, registered under the Securities Exchange Act of 1934 and listed on a major United States stock exchange or through the Nasdaq National Market. ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the United States. The Fund may invest in securities that are issued by foreign companies if the securities qualify as eligible equity securities and if the issuer meets the Fund’s investment criteria described above. There are no restrictions on the amount of securities of foreign issuers that it may own. The Fund, however, does not expect securities of foreign issuers to be a significant amount of the Fund’s total assets.

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The Fund purchases investment securities with the expectation of holding them for long-term appreciation. The Fund’s investment policy governs the portfolio turnover rate. The Fund’s investment policy permits the Fund to sell all or part of its securities of a company when the Fund’s adviser determines that the security should be replaced with another qualifying security that has a higher opportunity for appreciation. In addition, the Fund must sell its entire position in a company if that company no longer satisfies the criteria specified above, unless the failure is due to an extraordinary situation that the Fund’s adviser believes will not have a material adverse impact on the company’s operating performance. Once the Fund makes a determination, however, that it must sell its securities of a company no longer meeting the investment criteria, it will sell its position within a reasonable period of time. The Fund is subject to some restrictions governing the percentage of its assets that may be invested in the securities of any one company. See “Fundamental Investment Restrictions,” “Portfolio Turnover” and “Tax Status of the Fund” in the Fund’s Statement of Additional Information for more information on the Fund’s investment policies and restrictions.

The Fund’s Temporary Investments
The Fund may also invest up to 25 percent of its assets in cash or cash equivalents. Some of these short-term instruments include:

▪	cash held by the Fund’s custodian, U.S. Bank, N.A.
▪	FDIC-insured bank deposits
▪	United States Treasury bills
▪	commercial paper rated A-1 by Standard and Poor’s Corporation or Prime-1 by Moody’s Investor Services, Inc.
▪	demand notes of companies whose commercial paper receives the same ratings listed above by Moody’s or S & P
▪	institutional grade paper maturing at 13 months or less
▪	U.S. Government agency discount notes

Implementation of Investment Objective and Strategies
The Fund has developed an extensive quality control program to ensure that the Fund’s investment strategy, research process and administration are implemented properly. The objectives of this program are to ensure that:

▪	the Fund’s investment strategy is applied consistently over time;
▪	the objective investment criteria are applied on a uniform basis; and
▪	management focuses at all times on the best interests of the shareholders of the Fund.

The Fund’s investment strategy has been blended with certain administrative policies to accomplish its investment objective. The Fund has:

▪	established an investment team to execute the investment discipline;
▪	objectively defined the Fund’s research process, so that every security in the Fund’s portfolio has met specific objective and analytical tests;
▪

defined the Fund’s trading policy to ensure that the Fund (a) purchases only eligible equity securities issued by companies that meet the Fund’s investment criteria and (b) makes changes to its portfolio only when the investment adviser determines the issuer’s performance makes a change advisable;

▪	established investment policies that prohibit the Fund from trading on margin, lending securities, selling short, or trading in futures or options; and
▪

retained a nonaffiliated administrator and transfer agent, U.S. Bancorp Fund Services, LLC (“USBFS”), to perform all fund accounting and transfer agent functions, and custodian, U.S. Bank, N.A., for custody functions.

These measures are in addition to those required by the Investment Company Act of 1940 (“1940 Act”). See the Fund’s Statement of Additional Information for more information on compliance with the 1940 Act.

8

PRIMARY RISKS

Stock Market and Management Risk
The Fund’s investment adviser makes all decisions regarding the Fund’s investments. Accordingly, the Fund’s investment success depends on the skill of the investment adviser in evaluating, selecting and monitoring the Fund’s assets and investments. Like all mutual funds, the market value of the Fund’s securities may decrease over a short or extended period of time. Although each company selected for investment by the Fund must have demonstrated at least a decade of high operating performance that the investment adviser believes can be accomplished by maintaining or increasing its advantage over competitors, there is a risk that other companies engaged in the same business may succeed in gaining a competitive advantage. Furthermore, the Fund may only invest in those companies that can be purchased at a significant discount to their intrinsic values as calculated by the investment adviser. Since the intrinsic value is calculated from estimated future cash flows, the investment adviser’s estimate may change as the forces of economics, competition, inflation, and other factors affect each particular company. Because intrinsic value is a function of business and does not change as much or as frequently as market values, the relationship between the two is not constant, and the market price of a company’s securities may either be under or over their intrinsic value.

Nondiversification
The Fund is a nondiversified mutual fund. This means the Fund is not as restricted as some other mutual funds are by the provisions of the 1940 Act with respect to the diversification of its investments. The Fund’s “nondiversified status” permits the investment of a greater portion of the Fund’s assets in the securities of a smaller number of issuers than would be permissible under a “diversified status.” The appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund and, accordingly, the net asset value of the Fund may fluctuate more than a comparable “diversified” fund.

International Risk, Foreign Securities and ADRs
Although all of the Fund’s portfolio securities must be listed on United States stock exchanges or the Nasdaq National Market, the Fund may invest in certain foreign securities and ADRs. The Fund also invests in domestic companies that engage in significant foreign business. See “Investment Objective, Principal Investment Strategies and Primary Risks—The Fund’s Portfolio Securities” in this prospectus. These investments involve certain risks, such as:

▪	political or economic instability in the country where the company is headquartered or doing business;
▪	fluctuations in the relative rates of exchange between the currencies of different nations;
▪	the difficulty of predicting international trade patterns; and
▪	the possibility of imposition of exchange control regulations.

These securities may also be subject to greater fluctuations in price. With respect to certain foreign countries, there also is a possibility of expropriation, nationalization, confiscatory taxation, political, economic or social instability and diplomatic developments that could affect investments in those countries. See “Investment Strategies and Risks—ADRs” in the Fund’s Statement of Additional Information for additional information relating to ADRs.

MANAGEMENT OF THE FUND

INVESTMENT ADVISER

The Fund’s investment adviser is Jensen Investment Management, Inc., with offices at 2130 Pacwest Center, 1211 SW Fifth Avenue, Portland, Oregon 97204-3721. The investments and business operations of the Fund are managed by the investment adviser subject to oversight by the Fund’s board of directors. The investment adviser is also responsible for selecting brokers and dealers to execute the Fund’s portfolio transactions. Jensen Investment Management, Inc. has acted as an investment adviser to the Fund since the Fund was started in 1992.

The Fund is managed by a team composed of the investment adviser’s investment committee, which is responsible for all the Fund’s investment decisions. The investment committee is composed of Gary W. Hibler, Robert F. Zagunis, Robert G. Millen and Eric H. Schoenstein.

9

Gary W. Hibler, Ph.D., has over 30 years of business management experience. He joined the investment adviser in 1991 as a Principal and served as Secretary of the adviser from May 1994 until August 1999 when he was appointed President. Dr. Hibler is President of the Fund.

Robert F. Zagunis has been employed as Vice President and a Principal of the Fund’s investment adviser since January 1993. Mr. Zagunis has over 25 years of experience in the financial industry. He was manager of the Portland business-banking group for The Bank of California from 1987 to 1993 and held several senior lending and management responsibilities in the Corporate Banking Division of First National Bank of Oregon spanning a decade. Among other community activities, he served as chair of the Finance committee of the Oregon Economic Development Department. Mr. Zagunis is Vice President of the Fund.

Robert G. Millen was appointed Vice President and Principal of the investment adviser in July 2000. Mr. Millen has over 30 years of experience in banking and financial services, having served as Vice President of Principal Financial Group, from 1997 to June 2000. Prior to that, he was the Financial Group Vice President from 1990 to 1997 for Wellmark Inc., a managed health care and financial services company. Mr. Millen’s other professional experience includes serving as President of First Interstate Bank N.A. and senior management positions at Norwest Bank N.A.; both in Des Moines, Iowa. Mr. Millen is Secretary of the Fund.

Eric H. Schoenstein was appointed Director of Business Analysis of the investment adviser in September 2002. Mr. Schoenstein has over 15 years of accounting and business analysis experience. He spent nearly 14 years with Arthur Andersen LLP, having served as a Senior Audit Manager, providing a wide variety of services to clients in both the public and private sectors, primarily in the manufacturing, transportation and wholesale and retail distribution industries.

The Fund’s investment adviser also serves as investment adviser to individual and institutional accounts, and was managing assets totaling approximately $2.4 billion at May 31, 2004. For its services to the Fund, the investment adviser receives an annual investment advisory fee paid by the Fund equal to 0.50% of the Fund’s average daily net assets. For more information about management of the Fund’s investment adviser, see “Management of the Fund” and “Investment Advisory and Other Services” in the Fund’s Statement of Additional Information.

DISTRIBUTION OF SHARES

Distributor
Quasar Distributors, LLC (“Distributor”), 615 East Michigan Street, Milwaukee, Wisconsin, 53202, serves as distributor and principal underwriter for the Fund’s shares. Quasar is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.

Distribution and Shareholder Servicing Plan
The Fund has implemented a combined Distribution and Shareholder Servicing Plan (the “Plan”) in accordance with Rule 12b-1 of the Investment Company Act of 1940. The Plan allows the Fund to pay fees for the sale and distribution of its shares and to obtain shareholder services and provide for maintenance of shareholder accounts from financial intermediaries (including broker-dealers that sponsor mutual fund supermarkets) and other service providers. The maximum level of the Plan expenses is 0.25% per year of the Fund’s average daily net assets for Class J shares. As these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition to the portion of these expenses paid by the Fund, the Fund’s investment adviser makes substantial payments from its own resources, which include the investment advisory fees received from the Fund and other clients, to compensate the financial intermediaries (including broker-dealers that sponsor mutual fund supermarkets) and other service providers that provide distribution services and shareholder servicing to the Fund. This portion of these expenses is paid by the Fund’s investment adviser and not by the Fund. The Fund’s Statement of Additional Information provides more information concerning payments to financial intermediaries. Investors should consult their financial intermediary regarding the details of the payments such intermediary receives in connection with the sale or servicing of Fund shares.

10

Additional Classes
In addition to the J Shares, available for retail investors, The Jensen Portfolio offers two additional classes with varying minimums and expenses: I Shares are available for institutional investors and R Shares are offered to retirement plan participants. For additional information, please call 1-800-992-4144.

11

SHAREHOLDER SERVICE INFORMATION

PRICING OF FUND SHARES

The price for Fund shares is the net asset value (NAV) per share. The NAV of Fund shares is determined at the close of regular trading hours of the NYSE each day the NYSE is open. Your purchase and redemption requests are priced at the next NAV calculated after receipt of a properly completed purchase or redemption order. The NAV per share is determined by dividing the total value of the Fund’s securities and other assets, less its liabilities, by the total number of shares outstanding. Securities are valued at market value. If a security’s market value is not readily available, its fair value is determined in good faith by or under the direction of the Fund’s board of directors.

The market value of the securities in the Fund’s portfolio changes daily, and the NAV of Fund shares changes accordingly. See the Statement of Additional Information for more information about the pricing of the Fund’s shares.

HOW TO BUY FUND SHARES

You may purchase shares of the Fund directly from the Fund. Shares of the Fund are sold at the NAV, which means that you pay no sales charges or commissions when you purchase shares. Your share price will be the next NAV calculated after the Fund receives your request in good order. Forms are available by request and at www.jenseninvestment.com.

In compliance with the USA Patriot Act of 2001, please note that USBFS, the transfer agent for the Fund, will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program. As requested on the application, you must supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box may not be accepted. Please contact the transfer agent at 800-992-4144 if you need additional assistance when completing your account application.

If we cannot confirm your identity through reasonable means, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The Fund may also reserve the right to close the account within 5 business days if clarifying information or documentation is not received.

Minimum Investment
The minimum investment amount for Class J shares is as follows:

	Initial Investment	Subsequent Investment
Class J	$2,500	$100

If you purchase through a financial intermediary, you may purchase in lesser amounts, subject to minimums imposed by the financial intermediary.

Financial Intermediaries
You may also purchase shares of the Fund through a third party financial intermediary, such as broker-dealers (including those that sponsor mutual fund supermarkets), financial institutions or other financial service firms. When you purchase shares of the Fund this way through a financial intermediary, the financial intermediary may be listed as the shareholder of record of the shares. In addition, a financial intermediary may use procedures and impose restrictions that are different from those applicable to shareholders that invest in the Fund directly.

When making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:

▪	the name of the Fund
▪	the dollar amount of shares to be purchased
▪	account application form or investment stub
▪	check payable to “The Jensen Portfolio”

The price per share you will receive will be the net asset value next computed after your request is received in good order by the financial intermediary.

12

If you intend to invest in the Fund through a financial intermediary, you should read the program materials provided by the financial intermediary as a supplement to this prospectus. Financial intermediaries may charge you transaction-based fees or other charges for the services they provide to you. These charges are retained by the financial intermediary and are not paid to the Fund or the investment adviser.

Buying shares by mail
Complete an application and send it to the address below, with a check or money order for at least the minimum amount and made payable to “The Jensen Portfolio”:

By Mail: The Jensen Portfolio, Inc. c/o U.S. Bancorp Fund Services, LLC PO Box 701 Milwaukee, WI 53201-0701	By Overnight or Express Mail: The Jensen Portfolio, Inc. c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202-5207

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

The Fund will not accept payment in cash or money orders. The Fund also does not accept cashier’s checks in amounts of less than $10,000. To prevent check fraud, the Fund will not accept third-party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.

NOTE:	USBFS will charge you a $25 fee against your account for any returned checks due to insufficient funds. In addition, you will be responsible for any losses suffered by the Fund as a result.

Buying Shares by Wire
If you are making an initial investment in the Fund by wire transfer, please contact the Fund by phone before you wire funds to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile. Upon receipt of your application, your account will be established and within 24 hours a service representative will provide you with an account number and wiring instructions. You may then contact your bank to wire funds according to the instructions you were given. Your initial purchase will be placed as of the date the funds are received provided the funds are received before the close of the market. If the funds are received after the close of the market, your shares will be purchased using the next business day’s closing NAV.

For subsequent investments by wire, please contact the transfer agent at 1-800-992-4144 prior to sending your wire. This will alert the Fund to your intention and will ensure proper credit when your wire is received. Instruct your bank to wire transfer your investment to:

U.S. Bank, N.A.
777 E. Wisconsin Ave
Milwaukee, Wisconsin 53202
ABA Number: 075000022
For credit to U.S. Bancorp Fund Services, LLC
Account Number 112-952-137
Further credit to: The Jensen Portfolio, Inc.
Shareholder account name and account number

Buying Shares by Telephone
If you have completed the Telephone Purchase Authorization section of the New Account Application Form, you may purchase additional shares by telephoning the Fund or USBFS toll free at 800-992-4144. This option allows you to move money from your bank account to the Fund account upon request. Only bank accounts held at U.S. banks that are Automated Clearing House (ACH) members may be used for telephone transactions.

13

The minimum telephone purchase is $100. You may not use telephone transactions for your initial purchase of the Fund's shares. USBFS will charge you a $25 fee against your account for any ACH payment that is not honored.

Automatic Investment Program
You may purchase Fund shares automatically from your bank under the automatic investment program, which allows monies to be transferred directly from your checking or savings account to invest in the Fund.

▪	Purchases may be made on the schedule—weekly, monthly, bi-monthly or quarterly—you select
▪	To be eligible, your account must be maintained at a domestic financial institution that is a member of the Automated Clearing House Association
▪	You may sign up for the automatic investment program by completing an application form
▪	Minimum initial investment is $100 (for automatic investment program only)
▪	Minimum subsequent investment is $100

Please call our shareholder services at 800-992-4144 for more information about participating in the program. USBFS will charge you a $25 fee against your account for any ACH payment that is not honored.

Choosing a Distribution Option
When you complete your account application, you may choose from three distribution options.

1.	You may invest all income dividends and capital gains distributions in additional shares of the Fund. This option is assigned automatically if no other choice is made.
2.	You may elect to receive income dividends and capital gains distributions in cash.
3.	You may elect to receive income dividends in cash and to reinvest capital gains distributions in additional shares of the Fund.

If you elect to receive distributions and dividends by check and the post office cannot deliver such check, or if such check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in your account at the Fund’s then current net asset value per share and to reinvest all subsequent distributions in shares of the Fund until an updated address is received. If you elect to have dividends and/or capital gains paid in cash, however, the Fund will automatically reinvest all distributions to your account totaling less than $10.00 in additional shares in the Fund. You may change your election at any time. Your request for a change must be received in writing by USBFS prior to the record date for the distribution for which a change is requested.

Retirement Plans
Tax-deferred retirement plans including

▪	IRAs
▪	Keogh accounts
▪	SEP accounts and
▪	Other ERISA-qualified plans

may invest in the Fund, subject to the other requirements of the Fund. If a plan has already been established with a custodian or trustee, the plan may purchase shares of the Fund in the same manner as any other shareholder, subject to any special charges imposed by the plan’s custodian or trustee.

If you want to establish an individual retirement account naming USBFS as custodian, please call our shareholder services at 800-992-4144 for information and forms.

14

Additional Purchase Information
The Fund reserves the right to reject your purchase order and to suspend the offering of shares of the Fund if management determines the rejection or suspension is in the best interests of the Fund.

Foreign investors must provide additional information to the Fund. Please call our shareholder services at 800-992-4144 for assistance.

Stock Certificates
The issuance of Fund shares is recorded on the books of the Fund in full and fractional shares carried to the third decimal place. For investor convenience and to avoid additional operating costs, the Fund does not expect to issue share certificates.

The Fund and USBFS are available to assist you in opening accounts and when purchasing or redeeming shares.

Householding
In an effort to decrease costs, the Fund will start reducing the number of duplicate prospectuses, annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call toll-free at 800-992-4144 to request individual copies of these documents, or if your shares are held through a financial institution please contact them directly. The Fund will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

HOW TO REDEEM FUND SHARES

You may redeem all or a portion of your shares on any business day. Shares of the Fund are redeemed at the next NAV calculated after the Fund has received your redemption request in good order. Payment is typically made within one or two business days of receipt of a valid redemption request.

Redemption by Mail
You may mail your redemption request to:

By Mail: The Jensen Portfolio, Inc. c/o U.S. Bancorp Fund Services, LLC PO Box 701 Milwaukee, WI 53201-0701	By Overnight or Express Mail: The Jensen Portfolio, Inc. c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202-5207

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

It is important that your redemption request be mailed to the correct address and be in good order. If a redemption request is inadvertently sent to the Fund at its corporate address, it will be forwarded to USBFS, but the effective date of the redemption will be delayed. No redemption will be made until a request is submitted in good order.

A redemption request is considered to be in “good order” if the following information is included:

▪	The name of the Fund and Class of shares
▪	The dollar amount or number of shares being redeemed
▪	The account registration number
▪	The signatures of all registered shareholders as registered

Redemption requests for accounts registered in the names of corporations, fiduciaries and institutions may require additional redemption documents, such as corporate resolutions, certificates of incumbency or copies of trust documents. Please contact USBFS if your account is registered in one of these categories.

15

IRA Redemption
If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. If your redemption request fails to make an indication, your redemption proceeds will be subject to withholding.

Redemption by Telephone
If you are authorized to perform telephone transactions (either through your New Account Application Form or by subsequent arrangement in writing with the Fund), you may redeem shares in any amount, but not less than $100, by instructing USBFS by phone at 800-992-4144. A signature guarantee is required of all shareholders in order to qualify for or to change telephone redemption privileges.

Note: Neither the Fund nor any of the service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting:

•	that you correctly state your Fund account number
•	the name in which your account is registered
•	the social security or tax identification number under which the account is registered
•	the address of the account holder, as stated in the New Account Application Form

Signature Guarantee
In addition to the requirements discussed above, a signature guarantee may be needed for:

▪	redemptions made by wire transfer;
▪	redemptions payable other than exactly as the account is registered or for accounts whose ownership has changed;
▪	redemptions mailed to an address other than the address on the account or to an address that has been changed within 30 days of the redemption request; or
▪	redemptions over $50,000.

The Fund reserves the right to require a signature guarantee under other circumstances. Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.

Redemption Price and Payment for Fund Shares
Redemption requests are processed at the NAV next computed after the transfer agent or other authorized agent receives a redemption request in good order (as defined above). If your redemption request is received by the transfer agent or other authorized agent in good order before the close of regular trading hours on the NYSE (currently, 4 p.m. Eastern time), the request is effective on the day received. If your redemption request is received in good order after the close of regular trading hours on the NYSE, it is effective on the next business day.

Payment for your redeemed Fund shares will be mailed to you generally within one or two business days, but no later than the seventh day after your redemption request is received in good order by the transfer agent. However, when a redemption is requested shortly after your purchase of shares by check, the redemption proceeds of those shares will not be distributed until the check received for those shares has cleared. Normally, local personal checks or corporate checks clear within three days, and other personal or corporate checks clear within seven days, but some may take up to twelve days from the date you purchased shares. You may avoid these delays by purchasing shares of the Fund by wire transfer. The Fund may, however, suspend your right of redemption or postpone the payment date at times when the NYSE is closed or during certain other periods as permitted under the federal securities laws.

The Fund may be required to withhold a percentage for federal income tax (backup withholding) from dividend payments, distributions, and redemption proceeds if you fail to furnish the Fund with your social security or other tax identification number. See “Dividends, Distributions and Taxes” in this prospectus for more information.

16

Your redemption payment will be mailed by check to the account name(s) and address exactly as registered, unless you requested wire transfer of the payment. There is no charge for redemption payments that are mailed. Redemption payments sent by wire transfer must be at least $1,000, and the Fund’s transfer agent currently charges $15.00 for each wire transfer which, for financial intermediaries, may be paid for by the Fund. Your bank may also impose an incoming wire charge. Wire fees are charged against the account only in the case of dollar specific redemptions. In the case of share specific or complete liquidation, fees are deducted from the redemption proceeds.

Redemptions at the Option of the Fund
In addition, the Fund may institute a policy whereby it automatically redeems shares if an account balance drops below a specified amount as a result of redemptions by the shareholder. If such a policy is instituted, the Fund may not implement such redemption if the decrease in the account balance was caused by any reason other than shareholder redemptions. As of the date of this Prospectus, the Fund had not instituted such a policy. However, the Fund’s articles of incorporation authorize the board of directors to institute such a policy if the board determines that such a policy is in the best interests of the Fund and its shareholders.

The Fund may require the redemption of shares if, in its opinion, such action would prevent the Fund from becoming a personal holding company, as defined in the Internal Revenue Code.

Additional Redemption Information
Neither the Fund, the investment adviser nor the transfer agent will be liable for any loss, cost or expense of acting on written instructions believed by the party receiving the instructions to be genuine and in accordance with the procedures described in this prospectus.

General Transaction Policies
The Fund reserves the right to:

•	Vary or waive any minimum investment requirement.

•	Redeem all shares in your account if your balance falls below the Fund’s minimum for the applicable class of shares. If, within 60 days of the Fund’s written request, you have not increased your account balance, you may be required to redeem your shares. The Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV.

•	Delay paying redemption proceeds for up to seven days after receiving a request, if an earlier payment could adversely affect the Fund.

•	Modify or terminate the Automatic Investment Plan at any time.

Your broker/dealer or other financial organization may establish policies that differ from those of the Fund. For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus. Contact your broker/dealer or other financial organization for details.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The Fund declares and distributes dividends from its net investment income on a quarterly basis and declares and distributes any net capital gain realized by the Fund at least on an annual basis. These distributions are paid in additional Fund shares unless the shareholder elects in writing to receive distributions in cash. The Fund will notify you following the end of each calendar year of the amounts of dividends and capital gain distributions paid (or deemed paid) for the year.
The Fund intends to qualify at all times as a regulated investment company under the Internal Revenue Code. By qualifying as a regulated investment company and satisfying certain other requirements, the Fund will not be subject to federal income or excise taxes to the extent the Fund distributes its net investment income and realized capital gains to its shareholders.

17

The tax characteristics of distributions from the Fund are the same whether paid in cash or in additional shares. For federal income tax purposes, distributions of net investment income are taxable as ordinary income to the recipient shareholders, and distributions designated as the excess of net long-term capital gain over net short-term capital loss are generally taxable as long-term capital gain to the recipient shareholder regardless of the length of time the shareholder held the Fund’s shares. In the case of noncorporate shareholders, certain dividend distributions may be classified as qualified dividend income taxable at long-term capital gain rates. A portion of any distribution properly designated as a dividend by the Fund may be eligible for the dividends-received deduction in the case of corporate shareholders.

You may also be subject to state or local taxes with respect to holding Fund shares or on distributions from the Fund. You are advised to consult your tax adviser with respect to state and local tax consequences of owning shares of the Fund.

Federal law requires the Fund to withhold a percentage of all distributions and redemption proceeds paid to shareholders that have not provided their correct taxpayer identification number or certified that withholding does not apply. Each prospective shareholder is asked to certify on its application to open an account that the social security number or other tax identification number provided is correct and that the prospective shareholder is not subject to a percentage backup withholding for previous under-reporting of income to the Internal Revenue Service. The Fund generally does not accept an application to open an account that does not comply with these requirements.

This tax discussion is only a brief summary of some of the important federal tax considerations generally affecting the Fund and its shareholders. There may be other federal, state or local tax considerations applicable to a particular shareholder. Prospective investors in the Fund are urged to consult their tax advisers prior to purchasing shares of the Fund.

CONFIRMATION AND STATEMENTS

The Fund’s transfer agent, U.S. Bancorp Fund Services, LLC, will send you a statement of your account after every transaction affecting your share balance or account registration. Please allow seven to ten business days for the transfer agent to confirm your order. The transfer agent will send a quarterly account statement to you, regardless of whether you have purchased or redeemed any shares during the quarter. Generally, a statement with tax information will be mailed to you by January 31 of each year. A copy of the tax statement also is filed with the Internal Revenue Service.

The Fund will send you an audited annual report each year and an unaudited semi-annual report after the Fund’s second fiscal quarter. Each of these reports includes a statement listing the Fund’s portfolio securities.

SHAREHOLDER INQUIRIES

Shareholder inquiries are answered promptly. Any inquiries you have should be addressed to U.S. Bancorp Fund Services, LLC at 615 E. Michigan Street, Milwaukee, Wisconsin 53202 (telephone 800-992-4144).

18

NOTICE OF PRIVACY POLICY

Jensen Investment Management, Inc. and The Jensen Portfolio, Inc. (collectively, “Jensen”) have had a long-standing policy of maintaining strict confidentiality over customer information. Jensen’s policy is as follows:

CONFIDENTIALITY AND SECURITY
All information regarding customer identity, security holdings and financial status will be kept strictly confidential.

Jensen is now required to provide you the following two notices:

Categories of information Jensen discloses and parties to whom Jensen discloses that information:

Jensen does not disclose any nonpublic personal information about its current or former shareholders to nonaffiliated third parties, except as permitted or required by law. For example, Jensen is permitted by law to disclose all of the information it collects, as described below, to its transfer agent to process your transactions. Jensen is also permitted by law (and may be required by law) to disclose any nonpublic personal information it collects from you to law enforcement agencies, the Securities and Exchange Commission, and other federal and state regulatory authorities.

Categories of information Jensen collects:

Jensen collects nonpublic personal information about our customers from the following sources:

•	Information Jensen receives from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with Jensen, its affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

In the event that you hold shares of The Jensen Portfolio through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

19

[The Jensen Portfolio Logo]

DIRECTORS	OFFICERS
Norman W. Achen, J.D.	Gary W. Hibler, President
Roger A. Cooke, J.D.	Robert F. Zagunis, Vice President
Robert Harold, C.P.A., Retired	Robert G. Millen, Secretary
Thomas L. Thomsen, Jr.	Brian S. Ferrie, Treasurer and Chief Compliance Officer
Gary W. Hibler, Ph. D
Val E. Jensen (Chairman)	LEGAL COUNSEL
Louis B. Perry, Ph. D (Director Emeritus)	Stoel Rives LLP
Suite 2600
INVESTMENT ADVISER	900 SW Fifth Avenue
Jensen Investment Management, Inc.	Portland, OR 97204-1268
2130 Pacwest Center
1211 SW Fifth Avenue	TRANSFER AGENT
Portland, OR 97204-3721	U.S. Bancorp Fund Services, LLC
Telephone: 503-274-2044	P.O. Box 701
800-221-4384	Milwaukee, WI 53201-0701
www.jenseninvestment.com	-or-
Third Floor
INDEPENDENT REGISTERED PUBLIC	615 East Michigan Street
ACCOUNTING FIRM	Milwaukee, WI 53202-5207
PricewaterhouseCoopers LLP	Telephone: 800-992-4144
100 East Wisconsin Avenue
Suite 1500	DISTRIBUTOR
Milwaukee, WI 53202	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202-5207

20

[Jensen Portfolio Logo]

For More Information
Additional information about the Fund is available free upon request. The annual and semi-annual reports provide the Fund’s most recent financial report and portfolio holdings. The annual report contains a letter from the Fund’s manager discussing the market conditions and investment strategies that affected the Fund’s performance during its last fiscal year.  The Statement of Additional Information (SAI) supplements this Prospectus and is incorporated into this Prospectus by reference. The Statement of Additional Information includes a list of the Fund’s investment policies and restrictions, as well as more detail about the management of the Fund. You may review and obtain copies of The Jensen Portfolio, Inc. information (including the SAI) at the SEC Public Reference Room in Washington, D.C. Please call 1-202-942-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.

SEC File Number: 811-6653

21

Prospectus September 29, 2004 Class I Shares

[the Jensen Portfolio Logo]

[I]
SHARES

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is adequate or complete. It is a criminal offense to suggest otherwise.

PROSPECTUS
September 29, 2004

Class I Shares
[the Jensen Portfolio Logo]

2130 Pacwest Center
1211 SW Fifth Avenue
Portland, OR 97204-3721

800-992-4144
www.jenseninvestment.com

The Fund is an equity mutual fund with the principal investment objective of long-term capital appreciation. To achieve this objective, the Fund invests primarily in common stocks of approximately 25 companies that satisfy the investment criteria described in this prospectus. This Prospectus is for the Class I shares. Class I is available to institutions and individuals willing to make a significant initial investment and assesses up to a 0.10% fee for shareholder services and is not subject to any distribution fees.

SUMMARY OF THE FUND	4
INVESTMENT OBJECTIVE	4
PRINCIPAL INVESTMENT STRATEGIES	4
PRINCIPAL RISKS OF INVESTING IN THE FUND	4
HISTORICAL PERFORMANCE	4
FUND EXPENSES	6
FINANCIAL HIGHLIGHTS	7
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRIMARY RISKS	8
INVESTMENT OBJECTIVE	8
PRINCIPAL INVESTMENT STRATEGIES	8
PRIMARY RISKS	10
MANAGEMENT OF THE FUND	10
INVESTMENT ADVISER	10
DISTRIBUTION OF SHARES	11
SHAREHOLDER SERVICE INFORMATION	13
PRICING OF FUND SHARES	13
HOW TO BUY FUND SHARES	13
HOW TO REDEEM FUND SHARES	16
DIVIDENDS, DISTRIBUTIONS AND TAXES	16
CONFIRMATION AND STATEMENTS	18
SHAREHOLDER INQUIRIES	19
NOTICE OF PRIVACY POLICY	20

You may download free copies of the current prospectus, annual and semi-annual report from www.jenseninvestment.com. You can also obtain free copies of the current annual or semi-annual report and Statement of Additional Information by contacting the Fund:

By Telephone Toll-free in the U.S. 800-992-4144	By Mail The Jensen Portfolio c/o U.S. Bancorp Fund Services, LLC PO Box 701 Milwaukee, WI 53201-0701 -or- Third Floor 615 East Michigan Street Milwaukee, WI 53202-5207

SUMMARY OF THE FUND

INVESTMENT OBJECTIVE

The objective of the Fund is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

To achieve its objective, the Fund invests in equity securities of approximately 25 companies that satisfy the investment criteria described below. Generally, each company in which the Fund invests must:

▪	have consistently achieved strong earnings and have a trend of increasing free cash flow over the prior ten years;
▪	be in excellent financial condition; and
▪	in the opinion of the Fund’s investment adviser, be capable of sustaining outstanding business performance.

The Fund may invest in securities when they are priced below their intrinsic values. The Fund may sell all or part of its position in a company, however, when the investment adviser has determined that another qualifying security has a higher opportunity to achieve the Fund’s objective. In addition, the Fund must sell its entire position in a company when the company no longer meets each of the Fund’s investment criteria specified above, unless that failure is due to an extraordinary situation that the Fund’s investment adviser believes will not have a material adverse impact on the company's operating performance.

The investment adviser expects the securities of approximately 25 primarily domestic companies will be included in the Fund’s investment portfolio at any time, and the Fund must always own the securities of at least 15 different companies in its portfolio. The Fund strives to be fully invested at all times in publicly traded common stocks and other eligible equity securities issued by companies that meet the investment criteria described in this prospectus under “Investment Objective, Principal Investment Strategies and Primary Risks.”

PRINCIPAL RISKS OF INVESTING IN THE FUND

Investing in common stocks has inherent risks, which could cause you to lose money. Some of the risks of investing in this Fund are:

▪	Stock Market Risk
The market value of stocks held by the Fund may decline over a short, or even an extended period of time, resulting in a decrease in the value of a shareholder’s investment.

▪	Management Risk
The Fund’s investment adviser may be incorrect in its judgement of the value of particular stocks. The investments chosen by the Fund’s adviser may not perform as anticipated. Certain risks are inherent in the ownership of any security, and there is no assurance that the Fund’s objectives will be achieved.

▪	Nondiversification
The Fund is a nondiversified mutual fund and is permitted to invest a greater portion of its assets in the securities of a smaller number of issuers than would be permissible if it were a “diversified” fund. The Fund’s investment adviser expects to invest in the securities of approximately 25 companies at any one time. Accordingly, the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund.

Investment Suitability
The Fund is designed for long-term investors who are willing to accept short-term market price fluctuations.

HISTORICAL PERFORMANCE

The bar chart and table shown below illustrate the variability of the Fund’s returns. The bar chart indicates the risks of investing in the Fund by showing the changes in the Fund’s performance from year to year (on a calendar year basis). The table shows how the Fund’s average annual returns since its inception compare with those of the S&P 500 Index, an unmanaged index of mostly larger-sized companies. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Because Class I shares of the Fund have only recently started operations, the performance information shown for periods prior to July 30, 2003 represent the performance for the original share class of the Fund, the J Shares. The J Shares were first offered on August 3, 1992, while the I Shares were first offered on July 30, 2003.

4

Year-by-Year Total Return as of December 31*
Class I Shares, linked to Class J Shares

*The Fund’s year-to-date total return as of June 30, 2004 was 4.21%.

Best Quarter: Q4 1998 at 17.16% Worst Quarter: Q2 2002 at -12.43%

Average Annual Total Returns
Year Ended December 31, 2003

	One Year	5 Years	10 Years
The Jensen Portfolio - Class I shares(1)
Return Before Taxes	16.13%	7.70%	12.18%
Return After Taxes on Distributions(2)	16.01%	7.02%	11.51%
Return After Taxes on Distributions and Sale of Fund Shares(2)	10.62%	6.43%	10.60%
S&P 500 Index(3)	28.68%	(0.57%)	11.06%
(1)	I shares commenced operations on July 30, 2003, and therefore the average annual total returns presented for the periods shown include the performance of the original class of Class shares, the J Shares, prior to July 30, 2003.
(2)	After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

5

(3)	The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

FUND EXPENSES

The tables below describe the fees and expenses that you would pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Class I
Maximum Sales Load Imposed on Purchases	None
Maximum Deferred Sales Load	None
Maximum Sales Load Imposed on Reinvested Dividends	None
Redemption Fees	None(1)
Exchange Fee	None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Class I
Management Fees	0.50%
Distribution (12b-1) Fees	None
Other Expenses (2)	0.20%
Total Annual Fund Operating Expenses	0.70%
_________________
(1)	The transfer agent charges a $15.00 fee for each redemption paid by wire transfer.
(2)	Other Expenses are based on previous year’s expenses and include: (a) custodian, transfer agency, and other customary Fund expenses not listed above; and (b) an annual shareholder servicing fee of up to 0.10% of average daily net assets for Class I shares.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class I	$72	$224	$390	$871

6

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned on an investment in the Fund, assuming the reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available without charge upon request. Class I shares commenced operations on July 30, 2003.

Class I
Period from July 30, 2003(1) to May 31,
2004
Net asset value, beginning of period	$20.93

Income from investment operations:
Net investment income	0.12
Net realized and unrealized gains (losses) on investments	2.92
Total from investment operations	3.04
Less distributions:
Dividends from net investment income	(0.15)
Total distributions	(0.15)

Net asset value, end of period	$23.82

Total return(2)	14.54%

Supplemental data and ratios:
Net assets, end of period (000’s)	$227,561
Ratio of expenses to average net assets (3)	0.70%
Ratio of net investment income to average net assets (3)	0.87%
Portfolio turnover rate	5.32%

(1)	Commencement of operations.
(2)	Not annualized for the period ended May 31, 2004.
(3)	Annualized for the period ended May 31, 2004.

7

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
STRATEGIES AND PRIMARY RISKS

INVESTMENT OBJECTIVE

The Fund’s investment objective is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund’s approach to investing focuses on those companies with a record of achieving a high level of business performance over the long term and which are well positioned to maintain competitive advantages and continued high returns on equity and free cash flow. The Fund’s investment objective is long-term capital appreciation. To achieve its objective, the Fund invests primarily in the common stocks of approximately 25 companies selected according to the specific, long-term investment criteria established by the Fund’s investment adviser and described more fully below. The Fund’s investment adviser believes these criteria provide objective evidence of management that is capable and dedicated to providing above-average returns to the company’s shareholders. A company must have satisfied all of the following criteria to be selected for investment by the Fund:

▪	attained a return on equity of at least 15 percent per year for each of the prior 10 years;
▪	be in excellent financial condition based on certain qualitative factors such as a company’s ability to grow its business from excess cash flow;
▪

in the opinion of the Fund’s investment adviser, established entry barriers as evidenced by: (a) differentiated products, which can be protected from competition by patents, copyright protection, effective advertising or other means; (b) economies of scale in the production, marketing, or maintenance of the company’s products or services; (c) absolute cost advantages, such as obtaining raw materials at lower costs; (d) capital requirements at a level which make it impractical for other firms to enter the business; or (e) other sustainable competitive advantages identified by the Fund’s investment adviser;

▪

demonstrated a commitment to increasing shareholders’ value by acquiring companies that contribute to their competitive advantage, paying off debt, repurchasing outstanding shares or increasing dividends;

▪	in the opinion of the Fund’s investment adviser, have the capability of continuing to meet all of the above criteria; and
▪

be selling at a significant discount to its intrinsic value as determined by the Fund’s investment adviser. Intrinsic value represents the value of all estimated future cash flows generated by the company discounted to the present. By acquiring the securities of companies having market prices below intrinsic value, the Fund attempts to create a portfolio with less risk than the overall securities markets.

The Fund’s Portfolio Securities
The Fund may invest in any of the following securities, referred to as eligible equity securities, issued by companies that meet the Fund’s investment criteria when the Fund purchases the security:

▪	voting common stock that is registered under the Securities Exchange Act of 1934 and is listed on a major United States stock exchange or the Nasdaq National Market;
▪

convertible debt securities and convertible preferred stock listed on a major United States stock exchange or the Nasdaq National Market, if the holder has the right to convert the debt securities or preferred stock into common stock that satisfies all the requirements above; and

▪

American Depositary Receipts (ADRs) for the common stock of foreign corporations, if the ADRs are issued in sponsored programs, registered under the Securities Exchange Act of 1934 and listed on a major United States stock exchange or through the Nasdaq National Market. ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the United States. The Fund may invest in securities that are issued by foreign companies if the securities qualify as eligible equity securities and if the issuer meets the Fund’s investment criteria described above. There are no restrictions on the amount of securities of foreign issuers that it may own. The Fund, however, does not expect securities of foreign issuers to be a significant amount of the Fund’s total assets.

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The Fund purchases investment securities with the expectation of holding them for long-term appreciation. The Fund’s investment policy governs the portfolio turnover rate. The Fund’s investment policy permits the Fund to sell all or part of its securities of a company when the Fund’s adviser determines that the security should be replaced with another qualifying security that has a higher opportunity for appreciation. In addition, the Fund must sell its entire position in a company if that company no longer satisfies the criteria specified above, unless the failure is due to an extraordinary situation that the Fund’s adviser believes will not have a material adverse impact on the company’s operating performance. Once the Fund makes a determination, however, that it must sell its securities of a company no longer meeting the investment criteria, it will sell its position within a reasonable period of time. The Fund is subject to some restrictions governing the percentage of its assets that may be invested in the securities of any one company. See “Fundamental Investment Restrictions,” “Portfolio Turnover” and “Tax Status of the Fund” in the Fund’s Statement of Additional Information for more information on the Fund’s investment policies and restrictions.

The Fund’s Temporary Investments
The Fund may also invest up to 25 percent of its assets in cash or cash equivalents. Some of these short-term instruments include:

▪	cash held by the Fund’s custodian, U.S. Bank, N.A.
▪	FDIC-insured bank deposits
▪	United States Treasury bills
▪	commercial paper rated A-1 by Standard and Poor’s Corporation or Prime-1 by Moody’s Investor Services, Inc.
▪	demand notes of companies whose commercial paper receives the same ratings listed above by Moody’s or S & P
▪	institutional grade paper maturing at 13 months or less
▪	U.S. Government agency discount notes

Implementation of Investment Objective and Strategies
The Fund has developed an extensive quality control program to ensure that the Fund’s investment strategy, research process and administration are implemented properly. The objectives of this program are to ensure that:

▪	the Fund’s investment strategy is applied consistently over time;
▪	the objective investment criteria are applied on a uniform basis; and
▪	management focuses at all times on the best interests of the shareholders of the Fund.

The Fund’s investment strategy has been blended with certain administrative policies to accomplish its investment objective. The Fund has:

▪	established an investment team to execute the investment discipline;
▪	objectively defined the Fund’s research process, so that every security in the Fund’s portfolio has met specific objective and analytical tests;
▪

defined the Fund’s trading policy to ensure that the Fund (a) purchases only eligible equity securities issued by companies that meet the Fund’s investment criteria and (b) makes changes to its portfolio only when the investment adviser determines the issuer’s performance makes a change advisable;

▪	established investment policies that prohibit the Fund from trading on margin, lending securities, selling short, or trading in futures or options; and
▪

retained a nonaffiliated administrator and transfer agent, U.S. Bancorp Fund Services, LLC (“USBFS”), to perform all fund accounting and transfer agent functions, and custodian, U.S. Bank, N.A., for custody functions.

These measures are in addition to those required by the Investment Company Act of 1940 (“1940 Act”). See the Fund’s Statement of Additional Information for more information on compliance with the 1940 Act.

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PRIMARY RISKS

Stock Market and Management Risk
The Fund’s investment adviser makes all decisions regarding the Fund’s investments. Accordingly, the Fund’s investment success depends on the skill of the investment adviser in evaluating, selecting and monitoring the Fund’s assets and investments. Like all mutual funds, the market value of the Fund’s securities may decrease over a short or extended period of time. Although each company selected for investment by the Fund must have demonstrated at least a decade of high operating performance that the investment adviser believes can be accomplished by maintaining or increasing its advantage over competitors, there is a risk that other companies engaged in the same business may succeed in gaining a competitive advantage. Furthermore, the Fund may only invest in those companies that can be purchased at a significant discount to their intrinsic values as calculated by the investment adviser. Since the intrinsic value is calculated from estimated future cash flows, the investment adviser’s estimate may change as the forces of economics, competition, inflation, and other factors affect each particular company. Because intrinsic value is a function of business and does not change as much or as frequently as market values, the relationship between the two is not constant, and the market price of a company’s securities may either be under or over their intrinsic value.

Nondiversification
The Fund is a nondiversified mutual fund. This means the Fund is not as restricted as some other mutual funds are by the provisions of the 1940 Act with respect to the diversification of its investments. The Fund’s “nondiversified status” permits the investment of a greater portion of the Fund’s assets in the securities of a smaller number of issuers than would be permissible under a “diversified status.” The appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund and, accordingly, the net asset value of the Fund may fluctuate more than a comparable “diversified” fund.

International Risk, Foreign Securities and ADRs
Although all of the Fund’s portfolio securities must be listed on United States stock exchanges or the Nasdaq National Market, the Fund may invest in certain foreign securities and ADRs. The Fund also invests in domestic companies that engage in significant foreign business. See “Investment Objective, Principal Investment Strategies and Primary Risks—The Fund’s Portfolio Securities” in this prospectus. These investments involve certain risks, such as:

▪	political or economic instability in the country where the company is headquartered or doing business
▪	fluctuations in the relative rates of exchange between the currencies of different nations
▪	the difficulty of predicting international trade patterns and
▪	the possibility of imposition of exchange control regulations.

These securities may also be subject to greater fluctuations in price. With respect to certain foreign countries, there also is a possibility of expropriation, nationalization, confiscatory taxation, political, economic or social instability and diplomatic developments that could affect investments in those countries. See “Investment Strategies and Risks—ADRs” in the Fund’s Statement of Additional Information for additional information relating to ADRs.

MANAGEMENT OF THE FUND

INVESTMENT ADVISER

The Fund’s investment adviser is Jensen Investment Management, Inc., with offices at 2130 Pacwest Center, 1211 SW Fifth Avenue, Portland, Oregon 97204-3721. The investments and business operations of the Fund are managed by the investment adviser subject to oversight by the Fund’s board of directors. The investment adviser is also responsible for selecting brokers and dealers to execute the Fund’s portfolio transactions. Jensen Investment Management, Inc. has acted as an investment adviser to the Fund since the Fund was started in 1992.

The Fund is managed by a team composed of the investment adviser’s investment committee, which is responsible for all the Fund’s investment decisions. The investment committee is composed of Gary W. Hibler, Robert F. Zagunis, Robert G. Millen and Eric H. Schoenstein.

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Gary W. Hibler, Ph.D., has over 30 years of business management experience. He joined the investment adviser in 1991 as a Principal and served as Secretary of the adviser from May 1994 until August 1999 when he was appointed President. Dr. Hibler is President of the Fund.

Robert F. Zagunis has been employed as Vice President and a Principal of the Fund’s investment adviser since January 1993. Mr. Zagunis has over 25 years of experience in the financial industry. He was manager of the Portland business-banking group for The Bank of California from 1987 to 1993 and held several senior lending and management responsibilities in the Corporate Banking Division of First National Bank of Oregon spanning a decade. Among other community activities, he served as chair of the Finance committee of the Oregon Economic Development Department. Mr. Zagunis is Vice President of the Fund.

Robert G. Millen was appointed Vice President and Principal of the investment adviser in July 2000. Mr. Millen has over 30 years of experience in banking and financial services, having served as Vice President of Principal Financial Group, from 1997 to June 2000. Prior to that, he was the Financial Group Vice President from 1990 to 1997 for Wellmark Inc., a managed health care and financial services company. Mr. Millen’s other professional experience includes serving as President of First Interstate Bank N.A. and senior management positions at Norwest Bank N.A.; both in Des Moines, Iowa. Mr. Millen is Secretary of the Fund.

Eric H. Schoenstein was appointed Director of Business Analysis of the investment adviser in September 2002. Mr. Schoenstein has over 15 years of accounting and business analysis experience. He spent nearly 14 years with Arthur Andersen LLP, having served as a Senior Audit Manager, providing a wide variety of services to clients in both the public and private sectors, primarily in the manufacturing, transportation and wholesale and retail distribution industries.

The Fund’s investment adviser also serves as investment adviser to individual and institutional accounts, and was managing assets totaling approximately $2.4 billion at May 31, 2004. For its services, the investment adviser receives an annual investment advisory fee paid by the Fund equal to 0.50% of the Fund’s average daily net assets. For more information about management of the Fund’s investment adviser, see “Management of the Fund” and “Investment Advisory and Other Services” in the Fund’s Statement of Additional Information.

DISTRIBUTION OF SHARES

Distributor
Quasar Distributors, LLC (“Distributor”), 615 East Michigan Street, Milwaukee, Wisconsin, 53202, serves as distributor and principal underwriter for the Fund’s shares. Quasar is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.

Shareholder Services Plan
The Fund has implemented a Shareholder Services Plan that allows the Fund on behalf of Class I to obtain shareholder services and provide for maintenance of shareholder accounts from financial intermediaries and other service providers for fees at an annual rate not to exceed 0.10% of the Fund’s average daily net assets.

In addition to the portion of these expenses paid by the Fund, the Fund’s investment adviser may make payments from its own resources, which include the investment advisory fees received from the Fund and other clients, to compensate the financial intermediaries and other service providers that provide shareholder servicing to the Fund. This portion of these expenses is paid by the Fund’s investment adviser and not by the Fund. The Fund’s Statement of Additional Information provides more information concerning payments to financial intermediaries. Investors should consult their financial intermediary regarding the details of the payments such intermediary receives in connection with the servicing of Fund shares.

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Additional Classes
In addition to the I shares, available for institutional investors, The Jensen Portfolio offers two additional classes with varying minimums and expenses: J shares, which is the class comprising the original Fund, are available for retail investors and R shares are offered to retirement plan participants. For additional information, please call 1-800-992-4144.

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SHAREHOLDER SERVICE INFORMATION

PRICING OF FUND SHARES

The price for Fund shares is the net asset value (NAV) per share. The NAV of Fund shares is determined at the close of regular trading hours of the NYSE each day the NYSE is open. Your purchase and redemption requests are priced at the next NAV calculated after receipt of a properly completed purchase or redemption order. The NAV per share is determined by dividing the total value of the Fund’s securities and other assets, less its liabilities, by the total number of shares outstanding. Securities are valued at market value. If a security’s market value is not readily available, its fair value is determined in good faith by or under the direction of the Fund’s board of directors.

The market value of the securities in the Fund’s portfolio changes daily, and the NAV of Fund shares changes accordingly. See the Statement of Additional Information for more information about the pricing of the Fund’s shares.

HOW TO BUY FUND SHARES

You may purchase shares of the Fund directly from the Fund. Shares of the Fund are sold at the NAV, which means that you pay no sales charges or commissions when you purchase shares. Your share price will be the next NAV calculated after the Fund receives your request in good order. Forms are available by request and at www.jenseninvestment.com.

In compliance with the USA Patriot Act of 2001, please note that USBFS, the transfer agent for the Fund, will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program. As requested on the application, you must supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box may not be accepted. Please contact the Transfer Agent at 800-992-4144 if you need additional assistance when completing your account application.

If we cannot confirm your identity through reasonable means, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The Fund may also reserve the right to close the account within 5 business days if clarifying information or documentation is not received.

Minimum Investment
The minimum investment amount for Class I shares is as follows:

	Initial Investment	Subsequent Investment
Class I	$1,000,000	$100

If you purchase through a financial intermediary, you may purchase in lesser amounts, subject to minimums imposed by the financial intermediary.

Financial Intermediaries
You may also purchase shares of the Fund through a third party financial intermediary, such as broker-dealers, financial institutions or other financial service firms. When you purchase shares of the Fund this way through a financial intermediary, the financial intermediary may be listed as the shareholder of record of the shares. In addition, a financial intermediary may use procedures and impose restrictions that are different from those applicable to shareholders that invest in the Fund directly.

When making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:
▪    the name of the Fund
▪    the dollar amount of shares to be purchased
▪    account application form or investment stub
▪    check payable to “The Jensen Portfolio”

The price per share you will receive will be the net asset value next computed after your request is received in good order by the financial intermediary.

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If you intend to invest in the Fund through a financial intermediary, you should read the program materials provided by the financial intermediary as a supplement to this prospectus. Financial intermediaries may charge you transaction-based fees or other charges for the services they provide to you. These charges are retained by the financial intermediary and are not paid to the Fund or the investment adviser.

Buying shares by mail
Complete an application and send it to the address below, with a check or money order for at least the minimum amount and made payable to “The Jensen Portfolio”:

By Mail: The Jensen Portfolio, Inc. c/o U.S. Bancorp Fund Services, LLC PO Box 701 Milwaukee, WI 53201-0701	By Overnight or Express Mail: The Jensen Portfolio, Inc. c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202-5207

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

The Fund will not accept payment in cash or money orders. The Fund also does not accept cashier’s checks in amounts of less than $10,000. To prevent check fraud, the Fund will not accept third-party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.

NOTE:	U.S. Bancorp Fund Services, LLC will charge you a $25 fee against your account for any returned checks due to insufficient funds. In addition, you will be responsible for any losses suffered by the Fund as a result.

Buying Shares by Wire
If you are making an initial investment in the Fund by wire transfer, please contact the Fund by phone before you wire funds to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile. Upon receipt of your application, your account will be established and within 24 hours a service representative will provide you with an account number and wiring instructions. You may then contact your bank to wire funds according to the instructions you were given. Your initial purchase will be placed as of the date the funds are received provided the funds are received before the close of the market. If the funds are received after the close of the market, your shares will be purchased using the next business day’s closing NAV.

For subsequent investments by wire, please contact the transfer agent at 1-800-992-4144 prior to sending your wire. This will alert the Fund to your intention and will ensure proper credit when your wire is received. Instruct your bank to wire transfer your investment to:

U.S. Bank, N.A.
777 E. Wisconsin Ave
Milwaukee, Wisconsin 53202
ABA Number: 075000022
For credit to U.S. Bancorp Fund Services, LLC
Account Number 112-952-137
Further credit to: The Jensen Portfolio, Inc.
Shareholder account name and account number
Buying Shares by Telephone
If you have completed the Telephone Purchase Authorization section of the New Account Application Form, you may purchase additional shares by telephoning the Fund or USBFS toll free at 800-992-4144. This option allows you to move money from your bank account to the Fund account upon request. Only bank accounts held at U.S. banks that are Automated Clearing House (ACH) members may be used for telephone transactions.

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The minimum telephone purchase is $100. You may not use telephone transactions for your initial purchase of the Fund's shares. USBFS will charge you a $25 fee against your account for any ACH payment that is not honored.

Choosing a Distribution Option
When you complete your account application, you may choose from three distribution options.

1.	You may invest all income dividends and capital gains distributions in additional shares of the Fund. This option is assigned automatically if no other choice is made.
2.	You may elect to receive income dividends and capital gains distributions in cash.
3.	You may elect to receive income dividends in cash and to reinvest capital gains distributions in additional shares of the Fund.

If you elect to receive distributions and dividends by check and the post office cannot deliver such check, or if such check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in your account at the Fund’s then current net asset value per share and to reinvest all subsequent distributions in shares of the Fund until an updated address is received. If you elect to have dividends and/or capital gains paid in cash, however, the Fund will automatically reinvest all distributions to your account totaling less than $10.00 in additional shares in the Fund. You may change your election at any time. Your request for a change must be received in writing by USBFS prior to the record date for the distribution for which a change is requested.

Retirement Plans
Tax-deferred retirement plans including

▪	IRAs
▪	Keogh accounts
▪	SEP accounts and
▪	Other ERISA-qualified plans

may invest in the Fund, subject to the other requirements of the Fund. If a plan has already been established with a custodian or trustee, the plan may purchase shares of the Fund in the same manner as any other shareholder, subject to any special charges imposed by the plan’s custodian or trustee.

If you want to establish an individual retirement account naming USBFS as custodian, please call our shareholder services at 800-992-4144 for information and forms.

Additional Purchase Information
The Fund reserves the right to reject your purchase order and to suspend the offering of shares of the Fund if management determines the rejection or suspension is in the best interests of the Fund.

Foreign investors must provide additional information to the Fund. Please call our shareholder services at 800-992-4144 for assistance.

Stock Certificates
The issuance of Fund shares is recorded on the books of the Fund in full and fractional shares carried to the third decimal place. For investor convenience and to avoid additional operating costs, the Fund does not expect to issue share certificates.

The Fund and USBFS are available to assist you in opening accounts and when purchasing or redeeming shares.

Householding
In an effort to decrease costs, the Fund will start reducing the number of duplicate prospectuses, annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call toll-free at 800-992-4144 to request individual copies of these documents or if your shares are held through a financial institution please contact them directly. The Fund will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

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HOW TO REDEEM FUND SHARES

You may redeem all or a portion of your shares on any business day. Shares of the Fund are redeemed at the next NAV calculated after the Fund has received your redemption request in good order. Payment is typically made within one or two business days of receipt of a valid redemption request.

Redemption by Mail
You may mail your redemption request to:

By Mail: The Jensen Portfolio, Inc. c/o U.S. Bancorp Fund Services, LLC PO Box 701 Milwaukee, WI 53201-0701	By Overnight or Express Mail: The Jensen Portfolio, Inc. c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202-5207

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

It is important that your redemption request be mailed to the correct address and be in good order. If a redemption request is inadvertently sent to the Fund at its corporate address, it will be forwarded to USBFS, but the effective date of the redemption will be delayed. No redemption will be made until a request is submitted in good order.

A redemption request is considered to be in “good order” if the following information is included:

▪	The name of the Fund and Class of shares
▪	The dollar amount or number of shares being redeemed
▪	The account registration number
▪	The signatures of all registered shareholders as registered

Redemption requests for accounts registered in the names of corporations, fiduciaries and institutions may require additional redemption documents, such as corporate resolutions, certificates of incumbency or copies of trust documents. Please contact USBFS if your account is registered in one of these categories.

IRA Redemption
If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. If your redemption request fails to make an indication, your redemption proceeds will be subject to withholding.

Redemption by Telephone
If you are authorized to perform telephone transactions (either through your New Account Application Form or by subsequent arrangement in writing with the Fund), you may redeem shares in any amount, but not less than $100, by instructing USBFS by phone at 800-992-4144. A signature guarantee is required of all shareholders in order to qualify for or to change telephone redemption privileges.

Note: Neither the Fund nor any of the service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting:

•	that you correctly state your Fund account number
•	the name in which your account is registered
•	the social security or tax identification number under which the account is registered
•	the address of the account holder, as stated in the New Account Application Form

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Signature Guarantee
In addition to the requirements discussed above, a signature guarantee may be needed for:
▪	redemptions made by wire transfer,
▪	redemptions payable other than exactly as the account is registered or for accounts whose ownership has changed,
▪	redemptions mailed to an address other than the address on the account or to an address that has been changed within 30 days of the redemption request, or
▪	redemptions over $50,000.

The Fund reserves the right to require a signature guarantee under other circumstances. Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.

Redemption Price and Payment for Fund Shares
Redemption requests are processed at the NAV next computed after the transfer agent or other authorized agent receives a redemption request in good order (as defined above). If your redemption request is received by the transfer agent or other authorized agent in good order before the close of regular trading hours on the NYSE (currently, 4 p.m. Eastern time), the request is effective on the day received. If your redemption request is received in good order after the close of regular trading hours on the NYSE, it is effective on the next business day.

Payment for your redeemed Fund shares will be mailed to you generally within one or two business days, but no later than the seventh day after your redemption request is received in good order by the transfer agent. However, when a redemption is requested shortly after your purchase of shares by check, the redemption proceeds of those shares will not be distributed until the check received for those shares has cleared. Normally, local personal checks or corporate checks clear within three days, and other personal or corporate checks clear within seven days, but some may take up to twelve days from the date you purchased shares. You may avoid these delays by purchasing shares of the Fund by wire transfer. The Fund may, however, suspend your right of redemption or postpone the payment date at times when the NYSE is closed or during certain other periods as permitted under the federal securities laws.

The Fund may be required to withhold a percentage for federal income tax (backup withholding) from dividend payments, distributions, and redemption proceeds if you fail to furnish the Fund with your social security or other tax identification number. See “Dividends, Distributions and Taxes” in this prospectus for more information.

Your redemption payment will be mailed by check to the account name(s) and address exactly as registered, unless you requested wire transfer of the payment. There is no charge for redemption payments that are mailed. Redemption payments sent by wire transfer must be at least $1,000, and the Fund’s transfer agent currently charges $15.00 for each wire transfer which, for financial intermediaries, may be paid for by the Fund. Your bank may also impose an incoming wire charge. Wire fees are charged against the account only in the case of dollar specific redemptions. In the case of share specific or complete liquidation, fees are deducted from the redemption proceeds.

Redemptions at the Option of the Fund
In addition, the Fund may institute a policy whereby it automatically redeems shares if an account balance drops below a specified amount as a result of redemptions by the shareholder. If such a policy is instituted, the Fund may not implement such redemption if the decrease in the account balance was caused by any reason other than shareholder redemptions. As of the date of this Prospectus, the Fund had not instituted such a policy. However, the Fund’s articles of incorporation authorize the board of directors to institute such a policy if the board determines that such a policy is in the best interests of the Fund and its shareholders.

The Fund may require the redemption of shares if, in its opinion, such action would prevent the Fund from becoming a personal holding company, as defined in the Internal Revenue Code.

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Additional Redemption Information
Neither the Fund, the investment adviser nor the transfer agent will be liable for any loss, cost or expense of acting on written instructions believed by the party receiving the instructions to be genuine and in accordance with the procedures described in this prospectus.

General Transaction Policies
The Fund reserves the right to:

•	Vary or waive any minimum investment requirement.

•	Redeem all shares in your account if your balance falls below the Fund’s minimum for the applicable class of shares. If, within 60 days of the Fund’s written request, you have not increased your account balance, you may be required to redeem your shares. The Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV.

•	Delay paying redemption proceeds for up to seven days after receiving a request, if an earlier payment could adversely affect the Fund.

Your broker/dealer or other financial organization may establish policies that differ from those of the Fund. For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus. Contact your broker/dealer or other financial organization for details.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The Fund declares and distributes dividends from its net investment income on a quarterly basis and declares and distributes any net capital gain realized by the Fund at least on an annual basis. These distributions are paid in additional Fund shares unless the shareholder elects in writing to receive distributions in cash. The Fund will notify you following the end of each calendar year of the amounts of dividends and capital gain distributions paid (or deemed paid) for the year.

The Fund intends to qualify at all times as a regulated investment company under the Internal Revenue Code. By qualifying as a regulated investment company and satisfying certain other requirements, the Fund will not be subject to federal income or excise taxes to the extent the Fund distributes its net investment income and realized capital gains to its shareholders.

The tax characteristics of distributions from the Fund are the same whether paid in cash or in additional shares. For federal income tax purposes, distributions of net investment income are taxable as ordinary income to the recipient shareholders, and distributions designated as the excess of net long-term capital gain over net short-term capital loss are generally taxable as long-term capital gain to the recipient shareholder regardless of the length of time the shareholder held the Fund’s shares. In the case of noncorporate shareholders, certain dividend distributions may be classified as qualified dividend income taxable at long-term capital gain rates. A portion of any distribution properly designated as a dividend by the Fund may be eligible for the dividends-received deduction in the case of corporate shareholders.

You may also be subject to state or local taxes with respect to holding Fund shares or on distributions from the Fund. You are advised to consult your tax adviser with respect to state and local tax consequences of owning shares of the Fund.

Federal law requires the Fund to withhold a percentage of all distributions and redemption proceeds paid to shareholders that have not provided their correct taxpayer identification number or certified that withholding does not apply. Each prospective shareholder is asked to certify on its application to open an account that the social security number or other tax identification number provided is correct and that the prospective shareholder is not subject to a percentage backup withholding for previous under-reporting of income to the Internal Revenue Service. The Fund generally does not accept an application to open an account that does not comply with these requirements.

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This tax discussion is only a brief summary of some of the important federal tax considerations generally affecting the Fund and its shareholders. There may be other federal, state or local tax considerations applicable to a particular shareholder. Prospective investors in the Fund are urged to consult their tax advisers prior to purchasing shares of the Fund.

CONFIRMATION AND STATEMENTS

The Fund’s transfer agent, U.S. Bancorp Fund Services, LLC, will send you a statement of your account after every transaction affecting your share balance or account registration. Please allow seven to ten business days for the transfer agent to confirm your order. The transfer agent will send a quarterly account statement to you, regardless of whether you have purchased or redeemed any shares during the quarter. Generally, a statement with tax information will be mailed to you by January 31 of each year. A copy of the tax statement also is filed with the Internal Revenue Service.

The Fund will send you an audited annual report each year and an unaudited semi-annual report after the Fund’s second fiscal quarter. Each of these reports includes a statement listing the Fund’s portfolio securities.

SHAREHOLDER INQUIRIES

Shareholder inquiries are answered promptly. Any inquiries you have should be addressed to U.S. Bancorp Fund Services, LLC at 615 E. Michigan Street, Milwaukee, Wisconsin 53202 (telephone 800-992-4144).

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NOTICE OF PRIVACY POLICY

Jensen Investment Management, Inc. and The Jensen Portfolio, Inc. (collectively, “Jensen”) have had a long-standing policy of maintaining strict confidentiality over customer information. Jensen’s policy is as follows:

CONFIDENTIALITY AND SECURITY
All information regarding customer identity, security holdings and financial status will be kept strictly confidential.

Jensen is now required to provide you the following two notices:

Categories of information Jensen discloses and parties to whom Jensen discloses that information:

Jensen does not disclose any nonpublic personal information about its current or former shareholders to nonaffiliated third parties, except as permitted or required by law. For example, Jensen is permitted by law to disclose all of the information it collects, as described below, to its transfer agent to process your transactions. Jensen is also permitted by law (and may be required by law) to disclose any nonpublic personal information it collects from you to law enforcement agencies, the Securities and Exchange Commission, and other federal and state regulatory authorities.

Categories of information Jensen collects:

Jensen collects nonpublic personal information about our customers from the following sources:
•  Information Jensen receives from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•  Information about your transactions with Jensen, its affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

In the event that you hold shares of The Jensen Portfolio through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

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[The Jensen Portfolio Logo]

DIRECTORS	OFFICERS
Norman W. Achen, J.D.	Gary W. Hibler, President
Roger A. Cooke, J.D.	Robert F. Zagunis, Vice President
Robert Harold, C.P.A., Retired	Robert G. Millen, Secretary
Thomas L. Thomsen, Jr.	Brian S. Ferrie, Treasurer and Chief Compliance Officer
Gary W. Hibler, Ph. D
Val E. Jensen (Chairman)	LEGAL COUNSEL
Louis B. Perry, Ph. D (Director Emeritus)	Stoel Rives LLP
Suite 2600
INVESTMENT ADVISER	900 SW Fifth Avenue
Jensen Investment Management, Inc.	Portland, OR 97204-1268
2130 Pacwest Center
1211 SW Fifth Avenue	TRANSFER AGENT
Portland, OR 97204-3721	U.S. Bancorp Fund Services, LLC
Telephone: 503-274-2044	P.O. Box 701
800-221-4384	Milwaukee, WI 53201-0701
www.jenseninvestment.com	-or-
Third Floor
INDEPENDENT REGISTERED PUBLIC	615 East Michigan Street
ACCOUNTING FIRM	Milwaukee, WI 53202-5207
PricewaterhouseCoopers LLP	Telephone: 800-992-4144
100 East Wisconsin Avenue
Suite 1500	DISTRIBUTOR
Milwaukee, WI 53202	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202-5207

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[Jensen Portfolio Logo]

For More Information
Additional information about the Fund is available free upon request. The annual and semi-annual reports provide the Fund’s most recent financial report and portfolio holdings. The annual report contains a letter from the Fund’s manager discussing the market conditions and investment strategies that affected the Fund’s performance during its last fiscal year.  The Statement of Additional Information (SAI) supplements this Prospectus and is incorporated into this Prospectus by reference. The Statement of Additional Information includes a list of the Fund’s investment policies and restrictions, as well as more detail about the management of the Fund. You may review and obtain copies of The Jensen Portfolio, Inc. information (including the SAI) at the SEC Public Reference Room in Washington, D.C. Please call 1-202-942-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.

SEC File Number: 811-6653

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Prospectus __________ September 29, 2004 Class R Shares

[the Jensen Portfolio Logo]

[R]
SHARES

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is adequate or complete. It is a criminal offense to suggest otherwise.

PROSPECTUS
September 29, 2004

Class R Shares

[the Jensen Portfolio Logo]

2130 Pacwest Center
1211 SW Fifth Avenue
Portland, OR 97204-3721

800-992-4144
www.jenseninvestment.com

The Fund is an equity mutual fund with the principal investment objective of long-term capital appreciation. To achieve this objective, the Fund invests primarily in common stocks of approximately 25 companies that satisfy the investment criteria described in this prospectus. This Prospectus is for the Class R shares. Class R is available to defined contribution plans and other retirement plans and assesses a combined distribution and shareholder-servicing fee of up to 0.50%.

SUMMARY OF THE FUND	4
INVESTMENT OBJECTIVE	4
PRINCIPAL INVESTMENT STRATEGIES	4
PRINCIPAL RISKS OF INVESTING IN THE FUND	4
HISTORICAL PERFORMANCE	4
FUND EXPENSES	6
FINANCIAL HIGHLIGHTS	7
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRIMARY RISKS	8
INVESTMENT OBJECTIVE	8
PRINCIPAL INVESTMENT STRATEGIES	8
PRIMARY RISKS	10
MANAGEMENT OF THE FUND	10
INVESTMENT ADVISER	10
DISTRIBUTION OF SHARES	11
SHAREHOLDER SERVICE INFORMATION	13
PRICING OF FUND SHARES	13
HOW TO BUY FUND SHARES	13
HOW TO REDEEM FUND SHARES	16
DIVIDENDS, DISTRIBUTIONS AND TAXES	18
CONFIRMATION AND STATEMENTS	19
SHAREHOLDER INQUIRIES	19
NOTICE OF PRIVACY POLICY	20

You may download free copies of the current prospectus, annual and semi-annual report from www.jenseninvestment.com. You can also obtain free copies of the current annual or semi-annual report and Statement of Additional Information by contacting the Fund:

By Telephone Toll-free in the U.S. 800-992-4144	By Mail The Jensen Portfolio c/o U.S. Bancorp Fund Services, LLC PO Box 701 Milwaukee, WI 53201-0701 -or- Third Floor 615 East Michigan Street Milwaukee, WI 53202-5207

SUMMARY OF THE FUND

INVESTMENT OBJECTIVE

The objective of the Fund is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

To achieve its objective, the Fund invests in equity securities of approximately 25 companies that satisfy the investment criteria described below. Generally, each company in which the Fund invests must:

▪	have consistently achieved strong earnings and have a trend of increasing free cash flow over the prior ten years;
▪	be in excellent financial condition; and
▪	in the opinion of the Fund’s investment adviser, be capable of sustaining outstanding business performance.

The Fund may invest in securities when they are priced below their intrinsic values. The Fund may sell all or part of its position in a company, however, when the investment adviser has determined that another qualifying security has a higher opportunity to achieve the Fund’s objective. In addition, the Fund must sell its entire position in a company when the company no longer meets each of the Fund’s investment criteria specified above, unless that failure is due to an extraordinary situation that the Fund’s investment adviser believes will not have a material adverse impact on the company's operating performance.

The investment adviser expects the securities of approximately 25 primarily domestic companies will be included in the Fund’s investment portfolio at any time, and the Fund must always own the securities of at least 15 different companies in its portfolio. The Fund strives to be fully invested at all times in publicly traded common stocks and other eligible equity securities issued by companies that meet the investment criteria described in this prospectus under “Investment Objective, Principal Investment Strategies and Primary Risks.”

PRINCIPAL RISKS OF INVESTING IN THE FUND
Investing in common stocks has inherent risks, which could cause you to lose money. Some of the risks of investing in this Fund are:

▪	Stock Market Risk
The market value of stocks held by the Fund may decline over a short, or even an extended period of time, resulting in a decrease in the value of a shareholder’s investment.

▪	Management Risk
The Fund’s investment adviser may be incorrect in its judgement of the value of particular stocks. The investments chosen by the Fund’s adviser may not perform as anticipated. Certain risks are inherent in the ownership of any security, and there is no assurance that the Fund’s objectives will be achieved.

▪	Nondiversification
The Fund is a nondiversified mutual fund and is permitted to invest a greater portion of its assets in the securities of a smaller number of issuers than would be permissible if it were a “diversified” fund. The Fund’s investment adviser expects to invest in the securities of approximately 25 companies at any one time. Accordingly, the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund.

Investment Suitability
The Fund is designed for long-term investors who are willing to accept short-term market price fluctuations.

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HISTORICAL PERFORMANCE

The bar chart and table shown below illustrate the variability of the Fund’s returns. The bar chart indicates the risks of investing in the Fund by showing the changes in the Fund’s performance from year to year (on a calendar year basis). The table shows how the Fund’s average annual returns since its inception compare with those of the S&P 500 Index, an unmanaged index of mostly larger-sized companies. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Because Class R shares of the Fund have only recently started operations, the performance information shown for periods prior to July 30, 2003 represent the performance for the original share class of the Fund, the J Shares. The J Shares were first offered on August 3, 1992, while the R Shares were first offered on July 30, 2003. The performance shown for the J Shares reflects the 0.25% 12b-1 Distribution and Shareholder Servicing fee that has been paid by the J Shares only since August 20, 2001. Therefore, the performance of the J Shares shown in the bar chart and table does not reflect the 0.50% 12b-1 fee that is paid by the R Shares. Had the R Shares 12b-1 fee been reflected, it would have reduced the returns shown here for periods prior to July 30, 2003.
Year-by-Year Total Return as of December 31*
Class R Shares, linked to Class J Shares

*The Fund’s year-to-date total return as of June 30, 2004 was 4.06%.

Best Quarter: Q4 1998 at 17.16% Worst Quarter: Q2 2002 at -12.43%

Average Annual Total Returns
Year Ended December 31, 2003

	One Year	5 Years	10 Years
The Jensen Portfolio - Class R shares(1)
Return Before Taxes	15.90%	7.66%	12.16%
Return After Taxes on Distributions(2)	15.79%	6.98%	11.49%
Return After Taxes on Distributions and Sale of Fund Shares(2)	10.46%	6.40%	10.58%
S&P 500 Index(3)	28.68%	(0.57%)	11.06%

(1)

Class R shares commenced operations on July 30, 2003, and therefore the average annual total returns presented for the periods shown include the performance of the original class of shares, the J Shares, prior to July 30, 2003. The performance shown for periods prior to July 30, 2003 has not been restated to reflect any differences in expenses (such as distribution and service fees) between the J Shares and the R Shares. If the differences in expenses had been reflected, the returns shown for periods prior to inception of the R Shares would have been lower.

(2)

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs. Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

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(3)	The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

FUND EXPENSES

The tables below describe the fees and expenses that you would pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Class R
Maximum Sales Load Imposed on Purchases	None
Maximum Deferred Sales Load	None
Maximum Sales Load Imposed on Reinvested Dividends	None
Redemption Fees	None(1)
Exchange Fee	None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
Class R
Management Fees	0.50%
Distribution (12b-1) and Shareholder Servicing Fees	0.50%
Other Expenses (2)	0.12%
Total Annual Fund Operating Expenses	1.12%
_________________
(1)	The transfer agent charges a $15.00 fee for each redemption paid by wire transfer.
(2)	Other Expenses include custodian, transfer agency, and other customary Fund expenses not listed above which are based on the previous year’s expenses.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. This example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class R	$114	$356	$617	$1,363

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund’s financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned on an investment in the Fund, assuming the reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available without charge upon request. Class R commenced operations on July 30, 2003.

Class R
Period from July 30, 2003(1) to May 31,
2004
Net asset value, beginning of period	$20.93

Income from investment operations:
Net investment income	0.13
Net realized and unrealized gains (losses) on investments	2.83
Total from investment operations	2.96
Less distributions:
Dividends from net investment income	(0.13)
Total distributions	(0.13)

Net asset value, end of period	$23.76

Total return(2)	14.13%

Supplemental data and ratios:
Net assets, end of period (000’s)	$799
Ratio of expenses to average net assets (3)	1.12%
Ratio of net investment income to average net assets (3)	0.45%
Portfolio turnover rate	5.32%

(1)	Commencement of operations.
(2)	Not annualized for the period ended May 31, 2004.
(3)	Annualized for the period ended May 31, 2004.

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INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT
STRATEGIES AND PRIMARY RISKS

INVESTMENT OBJECTIVE

The Fund’s investment objective is long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Fund’s approach to investing focuses on those companies with a record of achieving a high level of business performance over the long term and which are well positioned to maintain competitive advantages and continued high returns on equity and free cash flow. The Fund’s investment objective is long-term capital appreciation. To achieve its objective, the Fund invests primarily in the common stocks of approximately 25 companies selected according to the specific, long-term investment criteria established by the Fund’s investment adviser and described more fully below. The Fund’s investment adviser believes these criteria provide objective evidence of management that is capable and dedicated to providing above-average returns to the company’s shareholders. A company must have satisfied all of the following criteria to be selected for investment by the Fund:

▪	attained a return on equity of at least 15 percent per year for each of the prior 10 years;
▪	be in excellent financial condition based on certain qualitative factors such as a company’s ability to grow its business from excess cash flow;
▪	in the opinion of the Fund’s investment adviser, established entry barriers as evidenced by: (a) differentiated products, which can be protected from competition by patents, copyright protection, effective advertising or other means; (b) economies of scale in the production, marketing, or maintenance of the company’s products or services; (c) absolute cost advantages, such as obtaining raw materials at lower costs; (d) capital requirements at a level which make it impractical for other firms to enter the business; or (e) other sustainable competitive advantages identified by the Fund’s investment adviser;
▪	demonstrated a commitment to increasing shareholders’ value by acquiring companies that contribute to their competitive advantage, paying off debt, repurchasing outstanding shares or increasing dividends;
▪	in the opinion of the Fund’s investment adviser, have the capability of continuing to meet all of the above criteria; and
▪	be selling at a significant discount to its intrinsic value as determined by the Fund’s investment adviser. Intrinsic value represents the value of all estimated future cash flows generated by the company discounted to the present. By acquiring the securities of companies having market prices below intrinsic value, the Fund attempts to create a portfolio with less risk than the overall securities markets.
▪

The Fund’s Portfolio Securities
The Fund may invest in any of the following securities, referred to as eligible equity securities, issued by companies that meet the Fund’s investment criteria when the Fund purchases the security:

▪	voting common stock that is registered under the Securities Exchange Act of 1934 and is listed on a major United States stock exchange or the Nasdaq National Market;
▪	convertible debt securities and convertible preferred stock listed on a major United States stock exchange or the Nasdaq National Market, if the holder has the right to convert the debt securities or preferred stock into common stock that satisfies all the requirements above; and
▪	American Depositary Receipts (ADRs) for the common stock of foreign corporations, if the ADRs are issued in sponsored programs, registered under the Securities Exchange Act of 1934 and listed on a major United States stock exchange or through the Nasdaq National Market. ADRs are receipts issued by domestic banks or trust companies that represent the deposit of a security of a foreign issuer and are publicly traded in the United States.
The Fund may invest in securities that are issued by foreign companies if the securities qualify as eligible equity securities and if the issuer meets the Fund’s investment criteria described above. There are no restrictions on the amount of securities of foreign issuers that it may own. The Fund, however, does not expect securities of foreign issuers to be a significant amount of the Fund’s total assets.

8

The Fund purchases investment securities with the expectation of holding them for long-term appreciation. The Fund’s investment policy governs the portfolio turnover rate. The Fund’s investment policy permits the Fund to sell all or part of its securities of a company when the Fund’s adviser determines that the security should be replaced with another qualifying security that has a higher opportunity for appreciation. In addition, the Fund must sell its entire position in a company if that company no longer satisfies the criteria specified above, unless the failure is due to an extraordinary situation that the Fund’s adviser believes will not have a material adverse impact on the company’s operating performance. Once the Fund makes a determination, however, that it must sell its securities of a company no longer meeting the investment criteria, it will sell its position within a reasonable period of time. The Fund is subject to some restrictions governing the percentage of its assets that may be invested in the securities of any one company. See “Fundamental Investment Restrictions,” “Portfolio Turnover” and “Tax Status of the Fund” in the Fund’s Statement of Additional Information for more information on the Fund’s investment policies and restrictions.

The Fund’s Temporary Investments
The Fund may also invest up to 25 percent of its assets in cash or cash equivalents. Some of these short-term instruments include:

▪	cash held by the Fund’s custodian, U.S. Bank, N.A.
▪	FDIC-insured bank deposits
▪	United States Treasury bills
▪	commercial paper rated A-1 by Standard and Poor’s Corporation or Prime-1 by Moody’s Investor Services, Inc.
▪	demand notes of companies whose commercial paper receives the same ratings listed above by Moody’s or S & P
▪	institutional grade paper maturing at 13 months or less
▪	U.S. Government agency discount notes

Implementation of Investment Objective and Strategies
The Fund has developed an extensive quality control program to ensure that the Fund’s investment strategy, research process and administration are implemented properly. The objectives of this program are to ensure that:

▪	the Fund’s investment strategy is applied consistently over time;
▪	the objective investment criteria are applied on a uniform basis; and
▪	management focuses at all times on the best interests of the shareholders of the Fund.

The Fund’s investment strategy has been blended with certain administrative policies to accomplish its investment objective. The Fund has:

▪	established an investment team to execute the investment discipline;
▪	objectively defined the Fund’s research process, so that every security in the Fund’s portfolio has met specific objective and analytical tests;
▪	defined the Fund’s trading policy to ensure that the Fund (a) purchases only eligible equity securities issued by companies that meet the Fund’s investment criteria and (b) makes changes to its portfolio only when the investment adviser determines the issuer’s performance makes a change advisable;
▪	established investment policies that prohibit the Fund from trading on margin, lending securities, selling short, or trading in futures or options; and
▪	retained a nonaffiliated administrator and transfer agent, U.S. Bancorp Fund Services, LLC (“USBFS”), to perform all fund accounting and transfer agent functions, and custodian, U.S. Bank, N.A., for custody functions.

These measures are in addition to those required by the Investment Company Act of 1940 (“1940 Act”). See the Fund’s Statement of Additional Information for more information on compliance with the 1940 Act.

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PRIMARY RISKS

Stock Market and Management Risk
The Fund’s investment adviser makes all decisions regarding the Fund’s investments. Accordingly, the Fund’s investment success depends on the skill of the investment adviser in evaluating, selecting and monitoring the Fund’s assets and investments. Like all mutual funds, the market value of the Fund’s securities may decrease over a short or extended period of time. Although each company selected for investment by the Fund must have demonstrated at least a decade of high operating performance that the investment adviser believes can be accomplished by maintaining or increasing its advantage over competitors, there is a risk that other companies engaged in the same business may succeed in gaining a competitive advantage. Furthermore, the Fund may only invest in those companies that can be purchased at a significant discount to their intrinsic values as calculated by the investment adviser. Since the intrinsic value is calculated from estimated future cash flows, the investment adviser’s estimate may change as the forces of economics, competition, inflation, and other factors affect each particular company. Because intrinsic value is a function of business and does not change as much or as frequently as market values, the relationship between the two is not constant, and the market price of a company’s securities may either be under or over their intrinsic value.

Nondiversification
The Fund is a nondiversified mutual fund. This means the Fund is not as restricted as some other mutual funds are by the provisions of the 1940 Act with respect to the diversification of its investments. The Fund’s “nondiversified status” permits the investment of a greater portion of the Fund’s assets in the securities of a smaller number of issuers than would be permissible under a “diversified status.” The appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund and, accordingly, the net asset value of the Fund may fluctuate more than a comparable “diversified” fund.

International Risk, Foreign Securities and ADRs
Although all of the Fund’s portfolio securities must be listed on United States stock exchanges or the Nasdaq National Market, the Fund may invest in certain foreign securities and ADRs. The Fund also invests in domestic companies that engage in significant foreign business. See “Investment Objective, Principal Investment Strategies and Primary Risks—The Fund’s Portfolio Securities” in this prospectus. These investments involve certain risks, such as:

▪	political or economic instability in the country where the company is headquartered or doing business
▪	fluctuations in the relative rates of exchange between the currencies of different nations
▪	the difficulty of predicting international trade patterns and
▪	the possibility of imposition of exchange control regulations.

These securities may also be subject to greater fluctuations in price. With respect to certain foreign countries, there also is a possibility of expropriation, nationalization, confiscatory taxation, political, economic or social instability and diplomatic developments that could affect investments in those countries. See “Investment Strategies and Risks—ADRs” in the Fund’s Statement of Additional Information for additional information relating to ADRs.

MANAGEMENT OF THE FUND

INVESTMENT ADVISER

The Fund’s investment adviser is Jensen Investment Management, Inc., with offices at 2130 Pacwest Center, 1211 SW Fifth Avenue, Portland, Oregon 97204-3721. The investments and business operations of the Fund are managed by the investment adviser subject to oversight by the Fund’s board of directors. The investment adviser is also responsible for selecting brokers and dealers to execute the Fund’s portfolio transactions. Jensen Investment Management, Inc. has acted as an investment adviser to the Fund since the Fund was started in 1992.

The Fund is managed by a team composed of the investment adviser’s investment committee, which is responsible for all the Fund’s investment decisions. The investment committee is composed of Gary W. Hibler, Robert F. Zagunis, Robert G. Millen and Eric H. Schoenstein.

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Gary W. Hibler, Ph.D., has over 30 years of business management experience. He joined the investment adviser in 1991 as a Principal and served as Secretary of the adviser from May 1994 until August 1999 when he was appointed President. Dr. Hibler is President of the Fund.

Robert F. Zagunis has been employed as Vice President and a Principal of the Fund’s investment adviser since January 1993. Mr. Zagunis has over 25 years of experience in the financial industry. He was manager of the Portland business-banking group for The Bank of California from 1987 to 1993 and held several senior lending and management responsibilities in the Corporate Banking Division of First National Bank of Oregon spanning a decade. Among other community activities, he served as chair of the Finance committee of the Oregon Economic Development Department. Mr. Zagunis is Vice President of the Fund.

Robert G. Millen was appointed Vice President and Principal of the investment adviser in July 2000. Mr. Millen has over 30 years of experience in banking and financial services, having served as Vice President of Principal Financial Group, from 1997 to June 2000. Prior to that, he was the Financial Group Vice President from 1990 to 1997 for Wellmark Inc., a managed health care and financial services company. Mr. Millen’s other professional experience includes serving as President of First Interstate Bank N.A. and senior management positions at Norwest Bank N.A.; both in Des Moines, Iowa. Mr. Millen is Secretary of the Fund.

Eric H. Schoenstein was appointed Director of Business Analysis of the investment adviser in September 2002. Mr. Schoenstein has over 15 years of accounting and business analysis experience. He spent nearly 14 years with Arthur Andersen LLP, having served as a Senior Audit Manager, providing a wide variety of services to clients in both the public and private sectors, primarily in the manufacturing, transportation and wholesale and retail distribution industries.

The Fund’s investment adviser also serves as investment adviser to individual and institutional accounts, and was managing assets totaling approximately $2.4 billion at May 31, 2004. For its services, the investment adviser receives an annual investment advisory fee paid by the Fund equal to 0.50% of the Fund’s average daily net assets. For more information about management of the Fund’s investment adviser, see “Management of the Fund” and “Investment Advisory and Other Services” in the Fund’s Statement of Additional Information.

DISTRIBUTION OF SHARES

Distributor
Quasar Distributors, LLC (“Distributor”), 615 East Michigan Street, Milwaukee, Wisconsin, 53202, serves as distributor and principal underwriter for the Fund’s shares. Quasar is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.

Distribution and Shareholder Servicing Plan
The Fund has implemented a combined Distribution and Shareholder Servicing Plan (the “Plan”) in accordance with Rule 12b-1 of the Investment Company Act of 1940. The Plan allows the Fund to pay fees for the sale and distribution of its shares and to obtain shareholder services and provide for maintenance of shareholder accounts from financial intermediaries and other service providers. The maximum level of the Plan expenses is 0.50% per year of the Fund’s average daily net assets for Class R shares. As these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

In addition to the portion of these expenses paid by the Fund, the Fund’s investment adviser may make payments from its own resources, which include the investment advisory fees received from the Fund and other clients, to compensate the financial intermediaries and other service providers that provide distribution services and shareholder servicing to the Fund. This portion of these expenses is paid by the Fund’s investment adviser and not by the Fund. The Fund’s Statement of Additional Information provides more information concerning payments to financial intermediaries. Investors should consult their financial intermediary regarding the details of the payments such intermediary receives in connection with the sale or servicing of Fund shares.

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Additional Classes
In addition to the R shares, offered to retirement plan participants, The Jensen Portfolio offers two additional classes with varying minimums and expenses: J shares, which is the class comprising the original Fund, are available for retail investors and I shares are available for institutional investors. For additional information, please call 1-800-992-4144.

12

SHAREHOLDER SERVICE INFORMATION

PRICING OF FUND SHARES

The price for Fund shares is the net asset value (NAV) per share. The NAV of Fund shares is determined at the close of regular trading hours of the NYSE each day the NYSE is open. Your purchase and redemption requests are priced at the next NAV calculated after receipt of a properly completed purchase or redemption order. The NAV per share is determined by dividing the total value of the Fund’s securities and other assets, less its liabilities, by the total number of shares outstanding. Securities are valued at market value. If a security’s market value is not readily available, its fair value is determined in good faith by or under the direction of the Fund’s board of directors.

The market value of the securities in the Fund’s portfolio changes daily, and the NAV of Fund shares changes accordingly. See the Statement of Additional Information for more information about the pricing of the Fund’s shares.

HOW TO BUY FUND SHARES

You may purchase shares of the Fund directly from the Fund. Shares of the Fund are sold at the NAV, which means that you pay no sales charges or commissions when you purchase shares. Your share price will be the next NAV calculated after the Fund receives your request in good order. Forms are available by request and at www.jenseninvestment.com.

In compliance with the USA Patriot Act of 2001, please note that USBFS, the transfer agent for the Fund, will verify certain information on your account application as part of the Fund’s Anti-Money Laundering Program. As requested on the application, you must supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box may not be accepted. Please contact the transfer agent at 1-800-992-4144 if you need additional assistance when completing your account application.

If we cannot confirm your identity through reasonable means, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The Fund may also reserve the right to close the account within 5 business days if clarifying information or documentation is not received.

Minimum Investment
The minimum investment amount for Class R shares is as follows:

	Initial Investment	Subsequent Investment
Class R	$2,500	$100

If you purchase through a financial intermediary, you may purchase in lesser amounts, subject to minimums imposed by the financial intermediary.

Financial Intermediaries
You may also purchase shares of the Fund through a third party financial intermediary, such as broker-dealers, financial institutions or other financial service firms. When you purchase shares of the Fund this way through a financial intermediary, the financial intermediary may be listed as the shareholder of record of the shares. In addition, a financial intermediary may use procedures and impose restrictions that are different from those applicable to shareholders that invest in the Fund directly.

When making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:

▪  the name of the Fund
▪  the dollar amount of shares to be purchased
▪  account application form or investment stub
▪  check payable to “The Jensen Portfolio”

The price per share you will receive will be the net asset value next computed after your request is received in good order by the financial intermediary.

13

If you intend to invest in the Fund through a financial intermediary, you should read the program materials provided by the financial intermediary as a supplement to this prospectus. Financial intermediaries may charge you transaction-based fees or other charges for the services they provide to you. These charges are retained by the financial intermediary and are not paid to the Fund or the investment adviser.

Buying shares by mail
Complete an application and send it to the address below, with a check or money order for at least the minimum amount and made payable to “The Jensen Portfolio”:

By Mail: The Jensen Portfolio, Inc. c/o U.S. Bancorp Fund Services, LLC PO Box 701 Milwaukee, WI 53201-0701	By Overnight or Express Mail: The Jensen Portfolio, Inc. c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202-5207

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

The Fund will not accept payment in cash or money orders. The Fund also does not accept cashier’s checks in amounts of less than $10,000. To prevent check fraud, the Fund will not accept third-party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.

NOTE:	U.S. Bancorp Fund Services, LLC will charge you a $25 fee against your account for any returned checks due to insufficient funds. In addition, you will be responsible for any losses suffered by the Fund as a result.

Buying Shares by Wire
If you are making an initial investment in the Fund by wire transfer, please contact the Fund by phone before you wire funds to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile. Upon receipt of your application, your account will be established and within 24 hours a service representative will provide you with an account number and wiring instructions. You may then contact your bank to wire funds according to the instructions you were given. Your initial purchase will be placed as of the date the funds are received provided the funds are received before the close of the market. If the funds are received after the close of the market, your shares will be purchased using the next business day’s closing NAV.

For subsequent investments by wire, please contact the transfer agent at 1-800-992-4144 prior to sending your wire. This will alert the Fund to your intention and will ensure proper credit when your wire is received. Instruct your bank to wire transfer your investment to:

U.S. Bank, N.A.
777 E. Wisconsin Ave
Milwaukee, Wisconsin 53202
ABA Number: 075000022
For credit to U.S. Bancorp Fund Services, LLC
Account Number 112-952-137
Further credit to: The Jensen Portfolio, Inc.
Shareholder account name and account number

Buying Shares by Telephone
If you have completed the Telephone Purchase Authorization section of the New Account Application Form, you may purchase additional shares by telephoning the Fund or USBFS toll free at 800-992-4144. This option allows you to move money from your bank account to the Fund account upon request. Only bank accounts held at U.S. banks that are Automated Clearing House (ACH) members may be used for telephone transactions.

14

The minimum telephone purchase is $100. You may not use telephone transactions for your initial purchase of the Fund's shares. USBFS will charge you a $25 fee against your account for any ACH payment that is not honored.

Choosing a Distribution Option
When you complete your account application, you may choose from three distribution options.

1.	You may invest all income dividends and capital gains distributions in additional shares of the Fund. This option is assigned automatically if no other choice is made.
2.	You may elect to receive income dividends and capital gains distributions in cash.
3.	You may elect to receive income dividends in cash and to reinvest capital gains distributions in additional shares of the Fund.

If you elect to receive distributions and dividends by check and the post office cannot deliver such check, or if such check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in your account at the Fund’s then current net asset value per share and to reinvest all subsequent distributions in shares of the Fund until an updated address is received. If you elect to have dividends and/or capital gains paid in cash, however, the Fund will automatically reinvest all distributions to your account totaling less than $10.00 in additional shares in the Fund. You may change your election at any time. Your request for a change must be received in writing by USBFS prior to the record date for the distribution for which a change is requested.

Retirement Plans
Tax-deferred retirement plans including
▪	IRAs
▪	Keogh accounts
▪	SEP accounts and
▪	Other ERISA-qualified plans

may invest in the Fund, subject to the other requirements of the Fund. If a plan has already been established with a custodian or trustee, the plan may purchase shares of the Fund in the same manner as any other shareholder, subject to any special charges imposed by the plan’s custodian or trustee.

If you want to establish an individual retirement account naming USBFS as custodian, please call our shareholder services at 800-992-4144 for information and forms.

Additional Purchase Information
The Fund reserves the right to reject your purchase order and to suspend the offering of shares of the Fund if management determines the rejection or suspension is in the best interests of the Fund.

Foreign investors must provide additional information to the Fund. Please call our shareholder services at 800-992-4144 for assistance.

Stock Certificates
The issuance of Fund shares is recorded on the books of the Fund in full and fractional shares carried to the third decimal place. For investor convenience and to avoid additional operating costs, the Fund does not expect to issue share certificates.

The Fund and USBFS are available to assist you in opening accounts and when purchasing or redeeming shares.

Householding
In an effort to decrease costs, the Fund will start reducing the number of duplicate prospectuses, annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call toll-free at 800-992-4144 to request individual copies of these documents or if your shares are held through a financial institution please contact them directly. The Fund will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

15

HOW TO REDEEM FUND SHARES

You may redeem all or a portion of your shares on any business day. Shares of the Fund are redeemed at the next NAV calculated after the Fund has received your redemption request in good order. Payment is typically made within one or two business days of receipt of a valid redemption request.

Redemption by Mail
You may mail your redemption request to:

By Mail: The Jensen Portfolio, Inc. c/o U.S. Bancorp Fund Services, LLC PO Box 701 Milwaukee, WI 53201-0701	By Overnight or Express Mail: The Jensen Portfolio, Inc. c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202-5207

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.

It is important that your redemption request be mailed to the correct address and be in good order. If a redemption request is inadvertently sent to the Fund at its corporate address, it will be forwarded to USBFS, but the effective date of the redemption will be delayed. No redemption will be made until a request is submitted in good order.

A redemption request is considered to be in “good order” if the following information is included:

▪	The name of the Fund and Class of shares
▪	The dollar amount or number of shares being redeemed
▪	The account registration number
▪	The signatures of all registered shareholders as registered

Redemption requests for accounts registered in the names of corporations, fiduciaries and institutions may require additional redemption documents, such as corporate resolutions, certificates of incumbency or copies of trust documents. Please contact USBFS if your account is registered in one of these categories.

IRA Redemption
If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. If your redemption request fails to make an indication, your redemption proceeds will be subject to withholding.

Redemption by Telephone
If you are authorized to perform telephone transactions (either through your New Account Application Form or by subsequent arrangement in writing with the Fund), you may redeem shares in any amount, but not less than $100, by instructing USBFS by phone at 800-992-4144. A signature guarantee is required of all shareholders in order to qualify for or to change telephone redemption privileges.

Note: Neither the Fund nor any of the service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting:

•	that you correctly state your Fund account number
•	the name in which your account is registered
•	the social security or tax identification number under which the account is registered
•	the address of the account holder, as stated in the New Account Application Form

Signature Guarantee
In addition to the requirements discussed above, a signature guarantee may be needed for:

16

▪	redemptions made by wire transfer,
▪	redemptions payable other than exactly as the account is registered or for accounts whose ownership has changed,
▪	redemptions mailed to an address other than the address on the account or to an address that has been changed within 30 days of the redemption request, or
▪	redemptions over $50,000.

The Fund reserves the right to require a signature guarantee under other circumstances. Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.

Redemption Price and Payment for Fund Shares
Redemption requests are processed at the NAV next computed after the transfer agent or other authorized agent receives a redemption request in good order (as defined above). If your redemption request is received by the transfer agent or other authorized agent in good order before the close of regular trading hours on the NYSE (currently, 4 p.m. Eastern time), the request is effective on the day received. If your redemption request is received in good order after the close of regular trading hours on the NYSE, it is effective on the next business day.

Payment for your redeemed Fund shares will be mailed to you generally within one or two business days, but no later than the seventh day after your redemption request is received in good order by the transfer agent. However, when a redemption is requested shortly after your purchase of shares by check, the redemption proceeds of those shares will not be distributed until the check received for those shares has cleared. Normally, local personal checks or corporate checks clear within three days, and other personal or corporate checks clear within seven days, but some may take up to twelve days from the date you purchased shares. You may avoid these delays by purchasing shares of the Fund by wire transfer. The Fund may, however, suspend your right of redemption or postpone the payment date at times when the NYSE is closed or during certain other periods as permitted under the federal securities laws.

The Fund may be required to withhold a percentage for federal income tax (backup withholding) from dividend payments, distributions, and redemption proceeds if you fail to furnish the Fund with your social security or other tax identification number. See “Dividends, Distributions and Taxes” in this prospectus for more information.

Your redemption payment will be mailed by check to the account name(s) and address exactly as registered, unless you requested wire transfer of the payment. There is no charge for redemption payments that are mailed. Redemption payments sent by wire transfer must be at least $1,000, and the Fund’s transfer agent currently charges $15.00 for each wire transfer which, for financial intermediaries, may be paid for by the Fund. Your bank may also impose an incoming wire charge. Wire fees are charged against the account only in the case of dollar specific redemptions. In the case of share specific or complete liquidation, fees are deducted from the redemption proceeds.

Redemptions at the Option of the Fund
In addition, the Fund may institute a policy whereby it automatically redeems shares if an account balance drops below a specified amount as a result of redemptions by the shareholder. If such a policy is instituted, the Fund may not implement such redemption if the decrease in the account balance was caused by any reason other than shareholder redemptions. As of the date of this Prospectus, the Fund had not instituted such a policy. However, the Fund’s articles of incorporation authorize the board of directors to institute such a policy if the board determines that such a policy is in the best interests of the Fund and its shareholders.

The Fund may require the redemption of shares if, in its opinion, such action would prevent the Fund from becoming a personal holding company, as defined in the Internal Revenue Code.

17

Additional Redemption Information
Neither the Fund, the investment adviser nor the transfer agent will be liable for any loss, cost or expense of acting on written instructions believed by the party receiving the instructions to be genuine and in accordance with the procedures described in this prospectus.

General Transaction Policies
The Fund reserves the right to:

•	Vary or waive any minimum investment requirement.

•	Redeem all shares in your account if your balance falls below the Fund’s minimum for the applicable class of shares. If, within 60 days of the Fund’s written request, you have not increased your account balance, you may be required to redeem your shares. The Fund will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV.

•	Delay paying redemption proceeds for up to seven days after receiving a request, if an earlier payment could adversely affect the Fund.

Your broker/dealer or other financial organization may establish policies that differ from those of the Fund. For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus. Contact your broker/dealer or other financial organization for details.

DIVIDENDS, DISTRIBUTIONS AND TAXES

The Fund declares and distributes dividends from its net investment income on a quarterly basis and declares and distributes any net capital gain realized by the Fund at least on an annual basis. These distributions are paid in additional Fund shares unless the shareholder elects in writing to receive distributions in cash. The Fund will notify you following the end of each calendar year of the amounts of dividends and capital gain distributions paid (or deemed paid) for the year.

The Fund intends to qualify at all times as a regulated investment company under the Internal Revenue Code. By qualifying as a regulated investment company and satisfying certain other requirements, the Fund will not be subject to federal income or excise taxes to the extent the Fund distributes its net investment income and realized capital gains to its shareholders.

The tax characteristics of distributions from the Fund are the same whether paid in cash or in additional shares. For federal income tax purposes, distributions of net investment income are taxable as ordinary income to the recipient shareholders, and distributions designated as the excess of net long-term capital gain over net short-term capital loss are generally taxable as long-term capital gain to the recipient shareholder regardless of the length of time the shareholder held the Fund’s shares. In the case of noncorporate shareholders, certain dividend distributions may be classified as qualified dividend income taxable at long-term capital gain rates. A portion of any distribution properly designated as a dividend by the Fund may be eligible for the dividends-received deduction in the case of corporate shareholders.

You may also be subject to state or local taxes with respect to holding Fund shares or on distributions from the Fund. You are advised to consult your tax adviser with respect to state and local tax consequences of owning shares of the Fund.

Federal law requires the Fund to withhold a percentage of all distributions and redemption proceeds paid to shareholders that have not provided their correct taxpayer identification number or certified that withholding does not apply. Each prospective shareholder is asked to certify on its application to open an account that the social security number or other tax identification number provided is correct and that the prospective shareholder is not subject to a percentage backup withholding for previous under-reporting of income to the Internal Revenue Service. The Fund generally does not accept an application to open an account that does not comply with these requirements.

18

This tax discussion is only a brief summary of some of the important federal tax considerations generally affecting the Fund and its shareholders. There may be other federal, state or local tax considerations applicable to a particular shareholder. Prospective investors in the Fund are urged to consult their tax advisers prior to purchasing shares of the Fund.

CONFIRMATION AND STATEMENTS

The Fund’s transfer agent, U.S. Bancorp Fund Services, LLC, will send you a statement of your account after every transaction affecting your share balance or account registration. Please allow seven to ten business days for the transfer agent to confirm your order. The transfer agent will send a quarterly account statement to you, regardless of whether you have purchased or redeemed any shares during the quarter. Generally, a statement with tax information will be mailed to you by January 31 of each year. A copy of the tax statement also is filed with the Internal Revenue Service.

The Fund will send you an audited annual report each year and an unaudited semi-annual report after the Fund’s second fiscal quarter. Each of these reports includes a statement listing the Fund’s portfolio securities.

SHAREHOLDER INQUIRIES

Shareholder inquiries are answered promptly. Any inquiries you have should be addressed to U.S. Bancorp Fund Services, LLC at 615 E. Michigan Street, Milwaukee, Wisconsin 53202 (telephone 800-992-4144).

19

NOTICE OF PRIVACY POLICY

Jensen Investment Management, Inc. and The Jensen Portfolio, Inc. (collectively, “Jensen”) have had a long-standing policy of maintaining strict confidentiality over customer information. Jensen’s policy is as follows:

CONFIDENTIALITY AND SECURITY
All information regarding customer identity, security holdings and financial status will be kept strictly confidential.

Jensen is now required to provide you the following two notices:

Categories of information Jensen discloses and parties to whom Jensen discloses that information:

Jensen does not disclose any nonpublic personal information about its current or former shareholders to nonaffiliated third parties, except as permitted or required by law. For example, Jensen is permitted by law to disclose all of the information it collects, as described below, to its transfer agent to process your transactions. Jensen is also permitted by law (and may be required by law) to disclose any nonpublic personal information it collects from you to law enforcement agencies, the Securities and Exchange Commission, and other federal and state regulatory authorities.

Categories of information Jensen collects:

Jensen collects nonpublic personal information about our customers from the following sources:
•  Information Jensen receives from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•  Information about your transactions with Jensen, its affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

In the event that you hold shares of The Jensen Portfolio through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

20

[The Jensen Portfolio Logo]

DIRECTORS	OFFICERS
Norman W. Achen, J.D.	Gary W. Hibler, President
Roger A. Cooke, J.D.	Robert F. Zagunis, Vice President
Robert Harold, C.P.A., Retired	Robert G. Millen, Secretary
Thomas L. Thomsen, Jr.	Brian S. Ferrie, Treasurer and Chief Compliance Officer
Gary W. Hibler, Ph. D
Val E. Jensen (Chairman)	LEGAL COUNSEL
Louis B. Perry, Ph. D (Director Emeritus)	Stoel Rives LLP
Suite 2600
INVESTMENT ADVISER	900 SW Fifth Avenue
Jensen Investment Management, Inc.	Portland, OR 97204-1268
2130 Pacwest Center
1211 SW Fifth Avenue	TRANSFER AGENT
Portland, OR 97204-3721	U.S. Bancorp Fund Services, LLC
Telephone: 503-274-2044	P.O. Box 701
800-221-4384	Milwaukee, WI 53201-0701
www.jenseninvestment.com	-or-
Third Floor
INDEPENDENT REGISTERED PUBLIC	615 East Michigan Street
ACCOUNTING FIRM	Milwaukee, WI 53202-5207
PricewaterhouseCoopers LLP	Telephone: 800-992-4144
100 East Wisconsin Avenue
Suite 1500	DISTRIBUTOR
Milwaukee, WI 53202	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202-5207

21

[Jensen Portfolio Logo]

For More Information
Additional information about the Fund is available free upon request. The annual and semi-annual reports provide the Fund’s most recent financial report and portfolio holdings. The annual report contains a letter from the Fund’s manager discussing the market conditions and investment strategies that affected the Fund’s performance during its last fiscal year.  The Statement of Additional Information (SAI) supplements this Prospectus and is incorporated into this Prospectus by reference. The Statement of Additional Information includes a list of the Fund’s investment policies and restrictions, as well as more detail about the management of the Fund. You may review and obtain copies of The Jensen Portfolio, Inc. information (including the SAI) at the SEC Public Reference Room in Washington, D.C. Please call 1-202-942-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102.

SEC File Number: 811-6653

STATEMENT OF
ADDITIONAL INFORMATION
September 29, 2004

THE JENSEN PORTFOLIO, INC.

2130 Pacwest Center
1211 SW Fifth Avenue
Portland, Oregon 97204-3721
800-992-4144
www.jenseninvestment.com

This Statement of Additional Information (“SAI”) provides general information about The Jensen Portfolio, Inc. (the “Fund”). This SAI is not a Prospectus. The Fund offers its shares through separate Prospectuses for each of its Class J, Class I, and Class R shares each dated September 29, 2004 and should be read in conjunction with the applicable Prospectus. The Prospectuses are available upon request without charge by writing the Fund c/o U.S. Bancorp Fund Services LLC, 615 E. Michigan Street, Milwaukee, WI 53202 or calling 1-800-992-4144.

The Fund’s most recent Annual Report to shareholders is a separate document supplied with this Statement of Additional Information. The financial statements, accompanying notes and report of independent auditors appearing in the Annual Report are incorporated into this Statement of Additional Information by reference to the Fund’s 2004 Annual Report as filed with the Securities and Exchange Commission.

Page

DESCRIPTION OF THE FUND	1
History and Classification	1
MANAGEMENT OF THE FUND	3
Directors and Officers	3
Compensation	7
Board Committees	8
Director Ownership of Fund Shares	8
CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS	9
Control Persons	9
Principal Shareholders	9
INVESTMENT ADVISORY AND OTHER SERVICES	10
Investment Adviser	10
Management of the Investment Adviser	10
Administrator	12
Custodian, Transfer Agent and Dividend Disbursing Agent	13
DISTRIBUTION OF FUND SHARES	13
Distributor	13
Distribution and Shareholder Servicing Plans	14
Shareholder Servicing Plan	15
Code of Ethics	16
Proxy Voting Guidelines	16
Anti-Money Laundering Program	17
BROKERAGE ALLOCATION AND OTHER PORTFOLIO TRANSACTIONS	17
General Considerations	17
Capital Stock	18
PURCHASE, REDEMPTION AND PRICING OF FUND SHARES	18
Purchases and Redemptions	18
Conversion Privileges	19
Pricing of Fund Shares	19
TAXATION OF THE FUND	20
Tax Status of the Fund	20
Taxation of Fund Distributions	21
Other Tax Considerations	21
Additional Information	22
PERFORMANCE INFORMATION	22
Average Annual Total Returns (Before Taxes)	23
Average Annual Total Return (after Taxes on Distributions)	23
Average Annual Total Return (after Taxes on Distributions and Redemptions)	23
GENERAL INFORMATION	24
Independent Auditors	24
Limitation of Director Liability	24
Registration Statement	24
Financial Statements	24
APPENDIX A	1

B-i

DESCRIPTION OF THE FUND

History and Classification

The Jensen Portfolio, Inc. (the “Fund”) is a no-load mutual fund that is an open-end, nondiversified, management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund was organized as an Oregon corporation on April 17, 1992 and commenced operations on August 3, 1992. Prior to that date, the Fund had no operations other than organizational matters.

The Fund is designed to provide individuals and trusts, pension and profit sharing plans, employee benefit trusts, endowments, foundations, other institutions, and corporations with access to the professional investment management services offered by Jensen Investment Management, Inc., which serves as the investment adviser (the “Adviser”) to the Fund.

In accordance with a Multiple Class Plan adopted pursuant to Rule 18f-3 under the 1940 Act, the Fund offers three classes of shares for investors—Class J, Class R and Class I shares. Class J is the class of shares comprising the original Jensen Fund. Class J is available to retail investors and assesses a combined distribution and shareholder-servicing fee of up to 0.25%. Class R is available to defined contribution plans and other retirement plans and assesses a combined distribution and shareholder-servicing fee of up to 0.50%. Class I is available to institutions and individuals willing to make a significant initial investment and assesses up to a 0.10% fee for shareholder services and is not subject to any distribution fees. More information regarding the Rule 12b-1 Plan and Shareholder Servicing Plan can be found under the sub-heading “Distribution and Shareholder Servicing Plans.”

See “Management of the Fund” and “Investment Advisory and Other Services” in this Statement of Additional Information for more information about the Adviser.

Investment Strategies and Risks

The Fund’s principal investment objective is long-term capital appreciation.

The Prospectus discusses the types of securities in which the Fund will invest, and describes the Fund’s investment objectives and strategies. See “Investment Objective, Principal Investment Strategies and Primary Risks” in the Prospectus. This Statement of Additional Information contains information supplemental to the Prospectus concerning the techniques and operations of the Fund, the securities the Fund will invest in, and the policies the Fund will follow.

Commercial Paper Ratings

Moody’s and S&P are private services that provide ratings of the credit quality of commercial paper. A description of the ratings assigned to commercial paper by Moody’s and S&P are included as Appendix A to this Statement of Additional Information. The Fund may purchase commercial paper that is rated P-1 by Moody’s or A-1 by S&P and demand notes issued by companies whose commercial paper receives such ratings.

ADRs

The Fund may invest in certain foreign securities, directly and by purchasing American Depositary Receipts (“ADRs”). In addition, the Fund invests in domestic companies that engage in substantial foreign business. Some of the risk factors associated with such investments are described in the Prospectus under “Primary Risks—International Risks, Foreign Securities and ADRs.” This information supplements the information about ADRs contained in the Prospectus.

Generally, ADRs are denominated in United States dollars and are publicly traded on exchanges or over-the-counter in the United States. ADRs are receipts issued by domestic banks or trust companies evidencing the deposit of a security of a foreign issuer.

ADRs may be issued in sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities trade in the form of ADRs. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. The Fund will acquire only ADRs issued in sponsored programs.

B-1

Fundamental Investment Restrictions

The Fund has adopted the fundamental investment restrictions set forth below. These restrictions may not be changed without the approval of the shareholders. Any change must be approved by the lesser of:

(1)	67% or more of the Fund’s shares present at a shareholder meeting if the holders of more than 50% of the Fund’s outstanding shares are present in person or by proxy, or

(2)	more than 50% of the Fund’s outstanding shares.

In accordance with these restrictions, the Fund may not:

1.	At the close of any fiscal quarter, have less than 50% of its total assets represented by:
(i)	cash and cash equivalents permitted by Section 851 of the Internal Revenue Code of 1986, as amended (the “Code”), and government securities; and

(ii)	other securities limited, with respect to any one issuer, to an amount not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer.

Compliance with the Fund’s policy limiting to 5% the amount of assets that may be invested in any one issuer is measured at the close of each fiscal quarter. The percentage of Fund assets in any one issuer could amount to more than 5% due to market appreciation of the Fund’s investment. Changes to valuations between measurement dates will not necessarily affect compliance with this policy. The Fund’s investment in any one issuer will not, however, exceed 25% of the value of the Fund’s total assets at the close of any fiscal quarter.

2.	Concentrate its investments in any one industry if, as a result, 25% or more of the Fund’s assets will be invested in such industry. This restriction, however, does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, or its agencies or instrumentalities.

3.	Borrow money, except as permitted under the 1940 Act.

4.	Purchase securities on margin, except such short-term credits as are standard in the industry for the clearance of transactions.

5.	Make short sales of securities or maintain a short position.

6.	Lend portfolio securities.

7.	Make loans to any person or entity, except that the Fund may, consistent with its investment objectives and policies, invest in: (a) publicly traded debt securities; (b) commercial paper; and (c) demand notes, even though the investment in such obligations may be deemed to be the making of loans.

8.	Invest in, or engage in transactions involving, real estate or real estate mortgage loans; commodities or commodities contracts, including futures contracts; oil, gas or other mineral exploration or development programs, or option contracts.

9.	Invest in any security that would expose the Fund to unlimited liability.

10.	Underwrite the securities of other issuers, or invest in restricted or illiquid securities.

11.	Invest in securities of other investment companies, except as permitted under the 1940 Act.

B-2

12.	Issue any senior securities.

13.	Change the investment policies set forth in the Fund’s then current Prospectus and Statement of Additional Information, unless at least 30 days’ prior written notice is provided to each shareholder describing each policy change and the reasons for the change.

Portfolio Turnover

The Fund purchases portfolio securities with the expectation of holding them for long-term appreciation. The Fund will not sell its position in a portfolio company unless the Adviser determines that:

•	the portfolio company should be replaced with another qualifying security that has a higher opportunity to achieve the Fund’s objective (as further described in the Fund’s Prospectus) or

•	the issuer of the security no longer meets one or more of the investment criteria specified in the Fund’s Prospectus.

However, if such failure is due to an extraordinary situation that the Adviser believes will not have a material adverse impact on the company’s operating performance, the Fund may retain the investment. Accordingly, the Fund does not expect its annual portfolio turnover generally to exceed 25%. The turnover rate could, however, be significantly higher or lower depending on the performance of the portfolio companies, the number of shares of the Fund that are redeemed, or other external factors outside the control of the Fund and the Adviser.

In computing the portfolio turnover rate, all securities whose maturity or expiration dates at the time of acquisition was one year or less are excluded. The turnover rate is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the fiscal year by (b) the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year.

The annual portfolio turnover rates for the past two fiscal years are as follows:

Year Ended May 31,
2004	2003
5.32%	7.22%

MANAGEMENT OF THE FUND

Directors and Officers

The Fund is managed under the supervision of its Board of Directors, which consists of six individuals, four of whom are not “interested” persons of the Fund or the Adviser as that term is defined under the 1940 Act (“Independent Directors”). In addition to these six directors, the Board of Directors also includes an individual who serves as a director emeritus to the Fund. In his capacity as director emeritus, this individual is not entitled to vote on matters that come before the Board of Directors and receives no compensation from the Fund or the Adviser. The Board of Directors is responsible for the overall management of the Fund, including the general supervision and review of the Fund’s investment policies and activities. The Board of Directors appoints the officers who conduct the day-to-day business of the Fund. The directors are fiduciaries for the Fund’s shareholders and are governed by the laws of the state of Oregon in this capacity.

The directors and officers of the Fund are listed below, together with information about their principal business occupations during at least the last five years:

B-3

Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served**	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Independent Directors
Norman W. Achen, J.D. Age: 83 2842 Luciernaga St. Carlsbad, CA 92009	Independent Director	Indefinite Term; Served since inception.	President of N.W. Achen Professional Corporation (1980 - present).	1	Director of Brentwood Biomedical Research Institute (1998 - present); Director of Clinical Research Administration at V.A. Hospital in Los Angeles, CA (2002-Present).

Roger A. Cooke, J.D. Age: 56 The Jensen Portfolio, Inc. 2130 Pacwest Center 1211 SW Fifth Ave. Portland, OR 97204	Independent Director	Indefinite Term; 4 years served.	Vice President - Regulatory and Legal Affairs of Precision Castparts Corp., an investment casting and forging company, (2000 - present); Executive Vice President - Regulatory and Legal Affairs of Fred Meyer, Inc., a retail grocery and general merchandise company, (1992 - 2000).	1	None

Robert E. Harold, C.P.A. (Retired) Age: 56 The Jensen Portfolio, Inc. 2130 Pacwest Center 1211 SW Fifth Ave. Portland, OR 97204	Independent Director	Indefinite Term; 3 years served.	Senior Director of Financial Planning of Nike, Inc. (2001 - 2002); Global Brand Controller for Nike, Inc., a footware and apparel company, (1996, 1997, 2000 - 2001); CFO (interim) for Nike, Inc. (1998 - 1999).	1
Director of StoriedLearning, Inc. (2000 - 2003); Director of St. Mary’s Academy, a non-profit high school (2000 - present); Director of Will Vinton Studios, an animation studio (2002 - present); Director of The Sisters of the Holy Names Foundation (2004 - present).

Louis B. Perry, Ph. D Age: 85 1585 Gray Lynn Dr. Walla Walla, WA 99362	Director Emeritus	Indefinite Term; Served since inception (at times as Independent Director )	Retired	1	None

B-4

Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served**	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Thomas L. Thomsen, Jr. Age: 59 The Jensen Portfolio, Inc. 2130 Pacwest Center 1211 SW Fifth Ave. Portland, OR 97204	Independent Director	Indefinite Term; since December 2003	Private rancher and real estate investor (2002-Present); Chief Executive Officer (2000 - 2002) and President (1998 - 2002) of Columbia Management Company (now called Columbia Management Advisors, Inc.), investment adviser to the Columbia Funds family of mutual funds and to institutional and individual investors.	1	None
Interested Directors

Val E. Jensen* Age: 75 The Jensen Portfolio, Inc. 2130 Pacwest Center 1211 SW Fifth Ave. Portland, OR 97204	Director and Chairman	Indefinite Term; Served as Director since inception; Served as President from inception to March 2002; Served as Chairman since March 2002.	Chairman and Director of Jensen Investment Management, Inc., (1988 - 2004).	1	None

Gary W. Hibler, Ph.D.* Age: 61 Jensen Investment Management, Inc. 2130 Pacwest Center 1211 SW Fifth Ave. Portland, OR 97204	Director andPresident	Indefinite Term; Served as Director since inception; Served as Secretary from inception to March 2002; Served as Treasurer from December 2002 to March 2004; Served as President since March 2002.	President and Director of Jensen Investment Management, Inc. (1994 - present).	1	None

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Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served**	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Officers of the Fund
Gary Hibler SEE ABOVE.

Robert F. Zagunis* Age: 50 Jensen Investment Management, Inc. 2130 Pacwest Center 1211 SW Fifth Ave. Portland, OR 97204	Vice President	1 Year term; Served since inception.	Vice President and Director of Jensen Investment Management, Inc. (1993 - present).	N/A	N/A

Brian S. Ferrie* Age: 46 Jensen Investment Management, Inc. 2130 Pacwest Center 1211 SW Fifth Avenue Portland, OR 97204	Treasurer and Chief Compliance Officer	1 Year Term; Served since March 2004.
Director of Finance and Compliance for Jensen Investment Management, Inc. (2003 - present); Vice President and CFO of Berger Financial Group LLC (2001 - 2003); Vice President and Chief Compliance Officer of Berger Financial Group LLC (1994 - 2001).
				N/A	N/A

Robert G. Millen* Age: 57 Jensen Investment Management, Inc. 2130 Pacwest Center 1211 SW Fifth Ave. Portland, OR 97204	Secretary	1 Year Term; Served as Vice President from July 2001 to March 2002; Served as Secretary since March 2002.	Vice President and Director of Jensen Investment Management, Inc., (2000 - present); Vice President of Principal Financial Group, an insurance company (1997 - 2000).	N/A	N/A

*This individual is an “interested person” of the Fund within the meaning of the 1940 Act.

** Each director serves for an indefinite term in accordance with the Bylaws of the Fund until the date a director resigns, retires or is removed in accordance with the Bylaws of the Fund.

Compensation

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The Fund does not compensate directors who are officers or employees of Jensen Investment Management, Inc. During the fiscal year ending May 31, 2005, the independent directors are expected to receive an annual retainer of $18,000 from the Fund, plus a fee of $2,000 for each meeting attended in person. They are also reimbursed for travel and other out-of-pocket expenses in connection with attendance at Board meetings. The Fund does not offer any retirement benefits for the directors. The Board holds regular quarterly meetings. During the fiscal year ended May 31, 2004, the then current directors received the following compensation from the Fund:

For the fiscal year ended May 31, 2004, members of the audit committee were paid a fee of $500 for each meeting attended in person.

Name of Person	Total Compensation From Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefit Upon Retirement
Norman W. Achen	$22,184	None	None
Roger A. Cooke	$21,834	None	None
Robert E. Harold	$21,684	None	None
Louis B. Perry(1)	$9,684	None	None
Thomas L. Thomsen, Jr.(2)	$14,000	None	None
Gary W. Hibler	None	None	None
Val E. Jensen	None	None	None
Robert F. Zagunis	None	None	None
Robert G. Millen	None	None	None
(1) Dr. Louis B. Perry served as a director emeritus of the Fund from June 1, 2002 to May 12, 2003 and received no fees for his service during that time. He was appointed as a director of the Fund on May 12, 2003 and served in such capacity until his retirement in December 2003, at which time he again assumed the position of director emeritus of the Fund.

(2) Mr. Thomas L. Thomsen, Jr. was appointed director of the Fund in December 2003 and elected director by shareholders of the Fund in March 2004.

Board Committees

Audit Committee

The Fund has an Audit Committee, which is comprised of all of the Independent Directors. The Audit Committee reviews financial statements and other audit-related matters for the Fund. The Audit Committee also holds discussions with management and with the independent auditors concerning the scope of the audit and the auditor’s independence. The Audit Committee meets once a year, and if necessary, more frequently. The Audit Committee last met during the Board meeting in July 2004.

Nominating Committee

The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for the Directors as is considered necessary from time to time and meets only as necessary. The Nominating Committee met once during the fiscal year ended May 31, 2004. In December 2003, the Nominating Committee met to consider the nomination of a new director, at which time Thomas L. Thomsen, Jr. was elected and Louis B. Perry resigned his position as an Independent Director and was named a Director Emeritus. The Nominating Committee is comprised of all the Independent Directors as follows: Mr. Norman W. Achen, Mr. Roger A. Cooke, Mr. Robert E. Harold and Mr. Thomas L. Thomsen, Jr. There are no policies in place regarding nominees recommended by shareholders.

Director Ownership of Fund Shares

The following table shows the dollar range of shares beneficially owned by each director in the Fund as of December 31, 2003:

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Interested Directors:
Name of Director	Aggregate Dollar Range of Equity Securities in the Fund
Gary W. Hibler	Over $100,000
Val Jensen	Over $100,000

Independent Directors/Director Emeritus:
Name of Director	Aggregate Dollar Range of Equity Securities in the Fund
Norman W. Achen	Over $100,000
Roger A. Cooke	Over $100,000
Robert E. Harold	Over $100,000
Thomas L. Thomsen, Jr.	Over $100,000
Louis B. Perry (Director Emeritus)	Over $100,000

As of December 31, 2003, none of the Independent Directors, Director Emeritus or members of their immediate families owned any securities of the Adviser, the Distributor or any other entity directly or indirectly controlling, controlled by, or under common control with the Adviser or Distributor. During the two most recently completed calendar years, none of the Independent Directors, Director Emeritus or members of their immediate families conducted any transactions (or series of transactions) with the Adviser, Distributor or any affiliate of the Adviser or Distributor in which the amount involved exceeded $60,000.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

Control Persons

As of December 31, 2003, officers and directors, as a group, owned of record or beneficially less than 1% of the Fund. As of December 31, 2003, there were no control persons of the Fund. The term “control” means:

•	the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company;

•	the acknowledgment or assertion by either the controlled or controlling party of the existence of control; or

•	a final adjudication under section 2(a)(9) of the 1940 Act that control exists.

Principal Shareholders

As of August 31, 2004, the following shareholders owned of record or beneficially more than 5 percent of the Fund’s outstanding shares:

Class J Shares

Name and Address	Shares	% Ownership	Type of Ownership
Charles Schwab & Co. Inc. Reinvest Account Special Custody Account for Benefit of Cust. Attn. Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4122	47,377,101.4470	49.54%	Record

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Name and Address	Shares	% Ownership	Type of Ownership

National Financial Services LLC CUST. FBO. Its Customers Attn. Mutual Funds Dept. 5th Fl One World Financial Center 200 Liberty St. New York, NY 10281-1003	17,782,820.8250	18.50%	Record
Pershing LLC Attn. Wing Liang Mutual Fund Trading Manager P.O Box 2052 Jersey City, NJ 07303-2052	8,449,300.4090	8.89%	Record

Class I Shares

Name and Address	Shares	% Ownership	Type of Ownership
JP Morgan Chase TR FBO Federal Reserve Employee Benefit System Thrift Plan Attn Claudette Anthony 3 Chase Metrolich Center 5th Floor Brooklyn, NY 11245-0001	5,954,478.8740	55.84%	Record
Charles Schwab & Co. Inc. Reinvest Account Special Custody Account for Benefit of Cust. Attn. Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4122	2,452,889.3080	23.00%	Record
National Financial Services LLC CUST. FBO. Its Customers Attn. Mutual Funds Dept. 5th Fl One World Financial Center 200 Liberty St. New York, NY 10281-1003	618,660.1910	5.80%	Record

Class R Shares

Name and Address	Shares	% Ownership	Type of Ownership
Great-West Life and Annuity FF2 8515 E Orchard Rd #2T2 Greenwood Village, CO 80111-5002	804,185.9060	90.27%	Record

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser

Jensen Investment Management, Inc., the investment adviser to the Fund since its inception in 1992, is currently operating under an Investment Advisory and Service Contract dated March 24, 2004, which was approved by the Board of Directors on January 6, 2004 and approved by shareholders of the Fund on March 24, 2004. Under the advisory agreement, the Adviser is responsible for the overall management of the Fund. The Adviser reviews the portfolio of securities and investments in the Fund, and advises and assists the Fund in the selection, acquisition, holding or disposal of securities and makes recommendations with respect to other aspects and affairs of the Fund. The Adviser is also responsible for placing orders for the purchase and sale of the Fund’s investments directly with the issuers or with brokers or dealers selected by the Adviser. See “Brokerage Allocation and Other Portfolio Transactions” in this Statement of Additional Information. Additional information about the services provided by the Adviser to the Fund is described under “Management of the Fund” in the Fund’s Prospectus.

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Management of the Investment Adviser

Gary W. Hibler, Robert F. Zagunis, Robert G. Millen and Brian S. Ferrie are officers and/or directors of the Adviser. See “Management of the Fund” in this Statement of Additional Information for information about them.

Gary Hibler, the President of the Adviser, beneficially owns more than 25% but less than 50% of the outstanding stock of the Adviser. Accordingly, Mr. Hibler is deemed to control the Adviser.

As compensation for its services under the advisory agreement, the Adviser receives a monthly fee at the annual rate of 0.50% of the average daily net assets of the Fund. The advisory fees paid to the Adviser for the services provided to the Fund for the past three fiscal years were as follows:

Year Ended May 31,
2004	2003	2002
$9,170,022	$4,326,676	$722,103

The advisory agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard for its obligations thereunder, the Adviser is not liable for any act or omission in the course of, or in connection with, the rendering of services under the advisory agreement. The advisory agreement does not restrict the ability of the Adviser to act as investment adviser for any other person, firm or corporation, and the Adviser advises other individual and institutional investors. The Adviser does not advise any other mutual fund.

The advisory agreement became effective March 24, 2004 and continues until August 1, 2005 unless terminated sooner. The advisory agreement continues in effect from year-to-year after August 1, 2005, if such continuance is approved annually by (1) the Board of Directors of the Fund, or (2) a vote of the majority of the outstanding voting shares of the Fund. In either event, continuance must also be approved by a majority of the Independent Directors of the Fund by vote cast in person at a meeting called for the purpose of voting on such approval.

In approving the advisory agreement on behalf of the Fund, at a meeting of the Board of Directors on January 6, 2004, the Board of Directors, including the Independent Directors, took into consideration several factors, including:

(a)  the nature and quality of the services provided by the Adviser to the Fund’s shareholders;
(b)  a comparison of the fee structures of other mutual funds;
(c)  the reasonableness of the profitability of the advisory agreement to the Adviser;
(d)  the fall-out benefits realized by the adviser from service as adviser to the Fund; and
(e)  the existences of economies of scale with respect to the provision of investment advice to the Fund.

In reviewing the nature and quality of services provided by the Adviser, the directors examined the performance of the Fund compared to other mutual funds of the same asset size and with similar investment objectives and against the appropriate securities indices. Performance over one-, three-, five- and ten-year periods for the Fund was analyzed. The directors also assessed the day-to-day management of the Fund, reviewing information provided to them before the special meeting and at earlier meetings during the past year.

The directors reviewed the overall expense ratio of the Fund, including the aggregate expenses of the Fund to its net assets, as well as to the Fund’s management fee. The directors reviewed and considered the information from Lipper Inc. detailing the expense ratios of comparable funds with similar investment objectives, strategy and size that showed the Fund’s overall expenses and management fee were below the average of its peer group. The directors also considered the appropriateness of the management fee and the need for breakpoints for the Fund.

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The directors reviewed data related to the profitability of the Adviser and considered any additional benefits to the Adviser resulting from its relationship with the Fund. The directors also considered the benefits to affiliates of the Adviser as the result of its management of the Fund, noting that the Adviser has no affiliates.

After considering these and other factors, the directors concluded that the advisory agreement with the Adviser was reasonable for the Fund and in the best interests of its shareholders. During their deliberations, the directors requested from the Adviser all information reasonably necessary for the directors to evaluate the advisory contracts. The Independent Directors also met separately outside of the presence of the interested directors to consider the advisory agreement.

Based on these and other considerations, the Board, including the Independent Directors, unanimously approved the advisory agreement, and recommended that shareholders approve the advisory agreement. At a special meeting of the Fund’s shareholders on March 24, 2004, the advisory agreement was approved by a majority of shareholders.

The advisory agreement is terminable without penalty on not less than 60 days’ written notice by the Board of Directors of the Fund, by vote of the majority of the outstanding voting shares of the Fund, or upon not less than 60 days’ written notice by the Adviser. The advisory agreement terminates automatically upon assignment as defined in the 1940 Act. In addition, the advisory agreement provides that, in the event of a material change in the management or ownership of the Adviser, whether caused by death, disability or other reason, the Fund’s Board of Directors is required to meet as soon as practicable after such event to consider whether another investment adviser should be selected for the Fund. In such event, the advisory agreement may be terminated without any prior notice.

The advisory agreement reserves to the Adviser the right to grant the use of a name similar to the Fund’s name to another investment company or business enterprise without approval of the Fund’s shareholders and reserves the right of the Adviser to withdraw from the Fund the use of the Fund’s name. However, if the Adviser chooses to withdraw from the Fund the use of the Fund’s name, at the time of such withdrawal, the Adviser would have to submit to the Fund’s shareholders the question of whether they wish to continue the advisory agreement.

As used in this Statement of Additional Information and in the Fund’s Prospectus, when referring to approval of the advisory agreement to be obtained from shareholders of the Fund, the term “majority” means the vote, at any meeting of the shareholders, of the lesser of:

(1)	67% or more of the Fund’s shares present at such meeting, if the holders of more than 50% of the Fund’s outstanding shares are present in person or by proxy, or

(2)	more than 50% of the Fund’s outstanding shares.

Administrator

U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, the Fund’s administrator, performs administrative functions for the Fund in addition to services it provides as the Fund’s transfer agent and dividend disbursing agent. The administrative duties it performs include:

•	compiling data for the Fund

•	assisting in updating the Fund’s Prospectus, Statement of Additional Information, proxy statements, if any, and notices to the Securities and Exchange Commission (“SEC”) required pursuant to Rule 24f-2 under the 1940 Act

•	preparing Semi-annual Reports on Form N-SAR

•	preparing and filing all federal and state tax returns and required tax filings, other than those required to be made by the Fund’s custodian and transfer agent

•	preparing compliance filings pursuant to state securities laws

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•	preparing financial statements for the Fund’s Annual and Semi-annual Reports to Shareholders with the advice of the Fund’s independent auditors, as needed, and assisting in editing these reports if requested by the Adviser

•	monitoring the Fund’s expense accruals

•	monitoring the Fund’s status as a regulated investment company under Subchapter M of the Code

•	maintaining the Fund’s fidelity bond as required by the 1940 Act

•	periodically monitoring the Fund’s compliance with the 1940 Act and the investment limitations of the Fund as set forth in the Fund’s Prospectus and

•	generally assisting in the Fund’s administrative operations.

For these services, the administrator receives a monthly fee equal ranging from 0.055% to 0.0275% on an annual basis with breakpoints at different asset levels. The administrative fees paid to U.S. Bancorp Fund Services, LLC for the services provided to the Fund for the past three fiscal years were as follows:

Year Ended May 31,
2004	2003	2002
$708,816	$330,591	$77,334

The administrator is relieved of liability to the Fund for any act or omission in the course of its performance under the administration agreement, so long as the administrator acts in good faith and is not negligent or guilty of any willful misconduct. The administration agreement continues in effect from year-to-year. The agreement, however, may be terminated by the Fund or by the administrator without penalty after at least 90 days’ written notice.

Custodian, Transfer Agent and Dividend Disbursing Agent

U.S. Bank, N.A. serves as the custodian of the Fund’s cash and securities, and U.S. Bancorp Fund Services, LLC serves as the Fund’s transfer agent and dividend disbursing agent. The transfer agent processes requests for the purchase or redemption of the Fund’s shares, sends statements of ownership to shareholders, and performs other administrative duties on behalf of the Fund. The transfer agent does not play any role in establishing the investment policies of the Fund or in determining which securities are to be purchased or sold by the Fund. All fees and expenses of the transfer agent are paid by the Fund. For its custodial services to the Fund, the custodian receives monthly fees based upon the Fund’s month-end, aggregate NAV, plus certain charges for securities transactions. For its services as transfer agent and dividend disbursing agent, the transfer agent receives fees from the Fund based upon the number of shareholder accounts maintained and the number of transactions effected. The transfer agent is also reimbursed by the Fund for out-of-pocket expenses.

DISTRIBUTION OF FUND SHARES
Distributor

Quasar Distributors, LLC (the “Distributor”), 615 East Michigan Street, Milwaukee, Wisconsin, 53202, is the distributor of the Funds’ shares pursuant to a Distributor Agreement dated March 12, 2001, which was last re-approved on July 14, 2004. The Distributor is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.

Distribution and Shareholder Servicing Plans

As noted in the Fund’s Prospectus, the Fund has adopted an Amended and Restated Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 promulgated by the SEC pursuant to the 1940 Act (the “12b-1 Plan”) on behalf of Classes J and R. The 12b-1 Plan was unanimously re-approved by the Fund’s Board of Directors on July 14, 2004. Under the 12b-1 Plan, Classes J and R may pay to the Distributor or other qualified recipient up to an annual rate as follows:

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Class	Maximum Fee under 12b-1 Plan (as a % of average daily net assets)
Class J	0.25%
Class R	0.50%

The 12b-1 Plan is a “reimbursement” plan that provides each class the ability to use Fund assets to pay the Distributor and other qualified recipients (e.g. securities dealers, financial institutions and other industry professionals) to finance any activity that is principally intended to result in the sale of the Fund’s shares subject to the Plan or to provide certain shareholder services.

Activities covered by the 12b-1 Plan include:

•	the advertising and marketing of shares of each Class of the Fund;
•	preparing, printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and
•	implementing and operating the 12b-1 Plan.
•	providing shareholder services and maintenance of shareholder accounts on behalf of shareholders by qualified recipients.

The 12b-1 Plan must be renewed annually by the Board of Directors, including a majority of the Independent Directors who have no direct or indirect financial interest in the operation of the 12b-1 Plan, cast in person at a meeting called for that purpose. It is also required that the Independent Directors select and nominate other Independent Directors.

The 12b-1 Plan and any related agreements may not be amended to materially increase the amounts to be spent for distribution expenses without approval of shareholders holding a majority of the Fund’s outstanding shares. All material amendments to the 12b-1 Plan or any related agreements must be approved by a vote of the Independent Directors, cast in person at a meeting called for the purpose of voting on any such amendment.

The Distributor is required to report in writing to the Board of Directors, at least quarterly, on the amounts and purpose of any payment made under the 12b-1 Plan. The Distributor is also required to furnish the Board of Directors with such other information as may reasonably be requested in order to enable the Directors to make an informed determination of whether the Plan should be continued.

With the exception of the Adviser and the Distributor, no “interested person” of the Fund, as defined in the 1940 Act, and no Independent Director of the Fund has or had a direct or indirect financial interest in the Plan or any related argument.

For the fiscal period ended May 31, 2004, Class J shares of the Fund paid the following amounts under the 12b-1 Plan:

Expenses	12b-1 Expenses Paid
Advertising	None
Printing/Postage	$43,079
Payment to distributor	$129,238
Compensation to dealers	$3,704,814
Marketing (paid to Adviser)	$430,792
Total	$4,307,923

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For the fiscal period ended May 31, 2004, Class R shares of the Fund paid the following amounts under the 12b-1 Plan:

Expenses	12b-1 Expenses Paid
Advertising	None
Printing/Postage	None
Payment to distributor	None
Compensation to dealers	$177
Marketing (paid to Adviser)	None
Total	$177

Amounts of unreimbursed expenses in Class J Shares incurred in the previous year and carried over to the current year represent 12b-1 expenses in excess of 0.25% of total net assets.

As noted above, the 12b-1 Plan provides Classes J and R the ability to use Fund assets to pay financial intermediaries (including those that sponsor mutual fund supermarkets) and other service providers to finance any activity that is principally intended to result in the sale of Fund shares (distribution services) or to obtain shareholder services and maintenance of shareholder accounts (including such services provided by broker-dealers that maintain all individual shareholder account records of, and provide shareholder servicing to, their customers who invest in the Fund through a single "omnibus" account of the broker-dealer). The payments made by the Fund to these financial intermediaries are based primarily on the dollar amount of assets invested in the Fund through the financial intermediaries. These financial intermediaries may pay a portion of the payments that they receive from the Fund to their investment professionals. In addition to the ongoing asset-based fees paid to these financial intermediaries under the Fund’s 12b-1 Plan, the Class J and R Shares of the Fund may, from time to time, make payments under the 12b-1 Plan that help defray the expenses incurred by these intermediaries for conducting training and educational meetings about various aspects of the Fund for their employees. In addition, the Class J and R Shares may make payments under the 12b-1 Plan for exhibition space and otherwise help defray the expenses these financial intermediaries incur in hosting client seminars where the Fund is discussed.

To the extent these asset-based fees and other payments made under the 12b-1 Plan to these financial intermediaries for the distribution services and shareholder servicing and account maintenance they provide to the Fund exceed the 12b-1 fees available from each share class, these payments are made by the Adviser from its own resources, which may include its profits from the advisory fee it receives from the Fund. For the fiscal year ended May 31, 2004, these payments by the Fund (under the 12b-1 Plan) and the Adviser were made primarily to the following broker-dealers that sponsor mutual fund supermarkets (see discussion below) and whose customers have invested in the Fund: Charles Schwab & Co., Inc., Fidelity Brokerage Services, Inc., Pershing LLC and TD Waterhouse Investor Services, Inc./National Investor Services Corp.

Fund Supermarkets

The Fund's Class J shares participate in various "Fund Supermarkets" in which a mutual fund supermarket sponsor (usually a broker-dealer) offers many mutual funds to the sponsor's customers without charging the customers a sales charge. The Fund pays the supermarket sponsor a negotiated fee for distributing the Fund's Class J shares and for continuing services for maintaining shareholder account records and providing shareholder servicing to their brokerage customers who are shareholders of the Fund. If the supermarket sponsor's fees exceed the 12b-1 fees available from the Class J Shares of the Fund, then the Adviser pays the remainder from its own resources.

Shareholder Servicing Plan

On May 12, 2003, the Fund adopted a Shareholder Servicing Plan for the Class I shares to pay for shareholder support services from the Fund’s assets pursuant to a Shareholder Servicing Agreement in an amount not to exceed 0.10% of Class I shares’ average daily net assets. The Class is responsible for paying a portion of shareholder servicing fees to various shareholder servicing agents which have written shareholder servicing agreements with the Fund and which perform shareholder servicing functions and maintenance of shareholder accounts on behalf of the Class I shareholders. Class I paid $81,118 in shareholder servicing fees during the fiscal year ended May 31, 2004.

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Code of Ethics

The Fund, the Adviser and the Distributor have each adopted a written Code of Ethics under Rule 17j-1 of the 1940 Act. These Codes of Ethics govern the personal securities transactions of directors, officers, managers, members, and employees who may have access to current trading information of the Fund. These Codes of Ethics permit such persons to invest in securities for their personal accounts, including securities that may be purchased or held by the Fund. These Codes of Ethics include reporting and other obligations to monitor personal transactions and ensure that such transactions are consistent with the best interests of the Fund. A copy of the Code of Ethics is on public file with the SEC, and is available from the SEC’s website at www.sec.gov.

Proxy Voting Guidelines

The Adviser provides a voice on behalf of shareholders of the Fund. The Adviser views the proxy voting process as an integral part of the relationship with the Fund. The Adviser is also in a better position to monitor corporate actions, analyze proxy proposals, make voting decisions and ensure that proxies are submitted promptly. Therefore, the Fund delegates its authority to vote proxies to the Adviser, subject to the supervision of the Board of Directors. The Fund’s proxy voting policies are summarized below.

Policies of the Fund’s Investment Adviser

It is the Adviser’s policy to vote all proxies received by the Fund within 10 days of receipt. Upon receiving each proxy the Adviser will review the issues presented and make a decision to vote for, against or abstain on each of the issues presented in accordance with the proxy voting guidelines that it has adopted. The Adviser will consider information from a variety of sources in evaluating the issues presented in a proxy. The Adviser generally supports policies, plans and structures that it believes gives quality management teams appropriate latitude to run the business in a way that is likely to maximize value for owners. Conversely, the Adviser generally opposes proposals that clearly have the effect of restricting the ability of shareholders to realize the full potential value of their investment.

Conflicts of Interest

The Adviser’s duty is to vote in the best interests of the Fund’s shareholders. Therefore, in situations where there is a conflict of interest between the interests of the Adviser and the interests of the Fund, the Adviser will take one of the following steps to resolve the conflict:

1.	Vote the securities based on a pre-determined voting policy if the application of the policy to the matter presented involves little discretion on the part of the Adviser;
2.	Disclose the conflict to the Independent Directors of the Fund and obtain their direction on how to vote the proxy; or
3.	Vote the securities in accordance with a pre-determined policy based upon the recommendations of an independent third party, such as a proxy voting service.

In the event of a conflict between the interests of the Adviser and the Fund, the Adviser’s policies provide that the conflict may be disclosed to the Board or its delegate, who shall provide direction on how to vote the proxy. The Board has delegated this authority to the Independent Directors, and the proxy voting direction in such a case shall be determined by a majority of the Independent Directors.

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More Information

The actual voting records of the Fund relating to its portfolio securities during the most recent 12-month period ended June 30 (starting with the year ended June 30, 2004) is available without charge, upon request by calling toll-free, 1-800-221-4384 or by accessing the SEC’s website at www.sec.gov. In addition, a copy of the Fund’s proxy voting policies and procedures are also available by calling 1-800-992-4144. These materials will be sent within three business days of receipt of a request.

Anti-Money Laundering Program

The Fund has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Fund’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s Distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

BROKERAGE ALLOCATION AND OTHER PORTFOLIO TRANSACTIONS

General Considerations

The Adviser is responsible for the execution of the Fund’s portfolio transactions and the allocation of brokerage transactions. When placing purchase and sale orders, the Adviser’s primary objective is to obtain the best net results for the Fund, taking into account all factors it deems relevant, including

•	price (including the applicable brokerage commission or dealer spread) and the size of the transaction
•	the nature of the market for the security
•	the difficulty of execution
•	the timing of the transaction taking into account market prices and trends
•	the reputation, experience and financial stability of the broker involved and
•	the quality of service rendered by the broker in other transactions.

The Adviser has no pre-existing obligations to deal with any broker or group of brokers in the execution of the Fund’s portfolio transactions, however, the Adviser has used one broker, Pershing LLC, to effect most if not all of the Fund’s portfolio transactions. To the knowledge of the Fund’s management, no director or officer of the Fund has any material direct or indirect interest in any broker that will effect the Fund’s portfolio transactions. The Fund paid the following amounts in brokerage commissions during the past three fiscal years:

Year Ended May 31,
2004	2003	2002
$164,510	$258,660	$150,943

The Fund’s investment philosophy generally results in a low portfolio turnover rate due to the relatively few portfolio transactions during any period, other than those required by the purchase or sale of Fund shares. As a result, for the fiscal year ended May 31, 2004, brokerage commissions represented only 0.008% of the Fund’s average net assets.

Although the Adviser may place brokerage business with firms that provide research, market and statistical services to the Adviser, the Fund will not pay any of those brokers any amount of commission for effecting a securities transaction that exceeds the normal commission the broker would have received if those research services had not been provided. Similarly, the Fund will not “pay-up” for research services in principal transactions. In other words, the Adviser does not engage in any “soft-dollar” arrangements.

B-16

Even though investment decisions for the Fund are made independently from those of other accounts managed by the Adviser, securities of the same issuer may be purchased, held or sold by the Fund and the other accounts, because the same security may be suitable for all of them. When the Fund and such other accounts are simultaneously engaged in the purchase or sale of the same security, efforts will be made to allocate price and amounts in an equitable manner. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position purchased or sold by the Fund. In other cases, the Adviser believes that coordination and the ability to participate in larger transactions will be beneficial to the Fund.

Capital Stock

The Fund was incorporated under Oregon law on April 17, 1992. The Fund has an authorized capital of 5,000,000,000 shares of Common Stock. The Fund offers Class J, Class I and Class R shares pursuant to a Rule 18f-3 Plan (the “Plan”) adopted by the Board of Directors in accordance with the 1940 Act. Shares of each class represent an equal pro rata interest in the Fund and, generally, have identical voting, dividend, liquidation, and other relative rights, preferences, limitations, and terms and conditions, except: (1) each class has a different designation, (2) each class of shares bears any expenses attributable to a class as set forth in the Plan and the relevant Prospectus, (3) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to it or its distribution and service plan adopted under Rule 12b-1, if any, and (4) each class has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. The differences among the classes are subject to changes by action of the Fund’s Board of Directors and to the extent permitted by the 1940 Act and the Fund’s articles of incorporation and bylaws. All issued and outstanding shares of the Fund are fully paid and nonassessable. None of the shares has any preemptive rights. Fractional shares have the same rights proportionately as full shares. The Fund’s shares do not have cumulative voting rights, which means that the holders of more than 50 percent of the shares of the Fund, voting for the election of directors, can elect all the directors.

PURCHASE, REDEMPTION AND PRICING OF FUND SHARES

Information concerning the purchase and redemption of the Fund’s shares is set forth under “How to Buy Fund Shares” and “How to Redeem Fund Shares” in the Fund’s Prospectus.

Purchases and Redemptions

Shares are directly sold by the Fund on a continuous basis. Shares may also be purchased or sold through certain broker-dealers, financial institutions or other service providers, as described in the Fund’s Prospectus. The Fund does not charge any sales load or commission in connection with the purchase of shares.

Although the Fund and Adviser have established a minimum investment amount of $2,500 for Class J shares and Class R shares and $1 million for Class I shares, the Fund, in its sole discretion, may approve smaller amounts for certain investors.

The Fund reserves the right to suspend or postpone redemptions during any period when:

(1)	trading on the New York Stock Exchange (the “NYSE”) is closed for other than customary weekend and holiday closing, or restricted as determined by the SEC

(2)	the SEC has by order permitted the Fund to suspend redemptions or

(3)	an emergency exists, as determined by the SEC, which makes the disposal of the Fund’s portfolio securities or a determination of the net asset value of the Fund’s shares not reasonably practicable.

The Fund may institute a policy that requires the automatic redemption of Fund shares if a shareholder’s account balance drops below a certain amount as a result of redemptions by the shareholder. If an automatic redemption policy is adopted, the Fund may not cause a redemption to occur if the decrease in a shareholder’s account balance was caused by any reason other than a shareholder’s redemption of Fund shares. As of the date of this Statement of Additional Information, the Fund has not adopted a policy imposing the automatic redemption of a shareholder’s account if it falls below a certain amount. Authorization for adopting and implementing such a policy rests with the Fund’s Board of Directors if the Board determines that an automatic redemption policy is in the best interests of the Fund and its shareholders.

B-17

None of the Fund, the Adviser or the transfer agent will be liable for any loss or expense of effecting redemptions upon any instructions believed by them to be genuine and in accordance with the procedures described in the Fund’s Prospectus.

Conversion Privileges

Shareholders of Class J shares have the privilege of having their shares converted to Class I and Class R shares provided that immediately after the conversion, the Class J shareholder meets the then applicable eligibility requirements for Class I or Class R shares.

Pricing of Fund Shares

As indicated in the Fund’s Prospectus, the Fund’s net asset value (“NAV”) per share is determined as of the close of business on the NYSE (currently, 4 p.m. Eastern time) on each day the NYSE is open for trading. NAV will not be determined on the following holidays: New Year’s Day, Martin Luther King, Jr.’s Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The Fund’s NAV per share is computed by dividing the value of the securities held by the Fund, plus any cash or other assets (including interest and dividends accrued but not yet received), minus all liabilities (including accrued expenses), by the total number of shares outstanding at such time. Expenses, including the fees payable to the Adviser, are accrued daily as is practicable. Dividends receivable are treated as assets from the date on which securities go ex-dividend and interest on bonds or other interest-bearing securities is accrued daily.

Securities that are listed on United States stock exchanges or the Nasdaq Stock Market are valued at the last sale price or official closing price on the day the securities are valued or, if there has been no sale on that day, at the last available bid price. Quotations are taken from the market in which the security is primarily traded. Over-the-counter securities are valued at their current bid price. Securities for which market quotations are not readily available are valued at fair value as determined by the Adviser by or under the direction of the Fund’s Board of Directors. Notwithstanding the above procedures, fixed-income securities may be valued on the basis of prices provided by an established pricing service when the Board believes that such prices reflect market values.

An example of how the shares of the Fund calculated their total offering price per share as of May 31, 2004 is as follows:

Class J Shares
Net Assets	=	Net Asset Value Per Share
Shares Outstanding

$2,046,287,854	=	$23.82
85,916,337

Class I Shares
Net Assets	=	Net Asset Value Per Share
Shares Outstanding

$227,561,442	=	$23.82
9,553,625

B-18

Class R Shares
Net Assets	=	Net Asset Value Per Share
Shares Outstanding

$799,221	=	$23.76
33,634

TAXATION OF THE FUND

The Fund expects to qualify continuously as a regulated investment company under Part I of Subchapter M of the Code. To qualify as a regulated investment company, the Fund must satisfy a gross income test and certain diversification tests. Generally, shareholders of the Fund will be subject to federal income tax with respect to distributions from the Fund. As a regulated investment company, the Fund will generally not be subject to federal income tax to the extent the Fund distributes its net investment income and net capital gain to shareholders.

Tax Status of the Fund

To qualify as a regulated investment company for any taxable year, the Fund must, among other things: (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gain from sale or other disposition of stock or securities, and certain other types of income; and (b) diversify its holdings so that, at the end of each fiscal quarter: (i) the Fund holds cash, government securities and securities of other regulated investment companies and other securities that represent at least 50% of the value of all Fund assets, (ii) the other securities of any one issuer constitute no more than 5% of the value of the assets of the Fund and 10% of the outstanding voting securities of the issuer, and (iii) no more than 25% of the value of the assets of the Fund is invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer or of two or more issuers that the Fund “controls” within the meaning of Section 851 of the Code and that meet certain other criteria. In addition, the Fund must file, or have filed, a proper election with the Internal Revenue Service.

Generally, to be eligible for flow-through tax treatment, the Fund must distribute at least 90% of its “investment company taxable income” which includes, among other items, dividends, interest and net short-term capital gain in excess of net long-term capital loss, computed without any deduction for dividends paid.

A regulated investment company, such as the Fund, that meets the requirements described above is taxed on its investment company taxable income, to the extent such income is not distributed to the shareholders of the Fund. In addition, any excess of net long-term capital gain over net short-term capital loss that is not distributed is taxed to the Fund at corporate rates.

If the Fund retains any net long-term capital gain in excess of net short-term capital loss and pays federal income tax on such excess, it may elect to treat such capital gain as having been distributed to shareholders. If the Fund elects this treatment, shareholders

•	will be taxed on such amounts as long-term capital gain,
•	may claim their proportionate share of the federal income tax paid by the Fund on such gain as a credit against their own federal income tax liabilities, and
•	generally will be entitled to increase the adjusted tax basis of their shares in the Fund by the difference between their pro rata shares of such gains and their tax credits.

The Fund may be liable for a special tax if it fails to make sufficient distributions during the calendar year. The required distributions for each calendar year generally equal the sum of (a) 98% of the ordinary income for the calendar year plus (b) 98% of the capital gain net income for the one-year period that ends on October 31 during the calendar year, plus (c) an adjustment relating to any shortfall for the prior taxable year. If the actual distributions are less than the required distributions, a tax of 4% applies to the difference.

B-19

If the Fund were unable to continue to qualify as a regulated investment company for any reason, it would become liable for federal income tax on its net income (and, possibly, other taxes) for the taxable year or years in which it fails to qualify. Moreover, except to the extent that certain dividend distributions to individuals occurring in 2003 and later are taxable at long-term capital gain rates, distributions to shareholders for such period(s) would be treated as dividends taxable at ordinary income rates to the extent of the Fund’s current and accumulated earnings and profits even though all or part of such distributions might have qualified for treatment as long-term capital gain to shareholders had the Fund continued to qualify as a regulated investment company. In addition, to requalify as a regulated investment company, the Fund would be required to distribute all of its earnings for the period(s) during which it did not so qualify and, in some circumstances, the Fund might be required to recognize gain and pay tax on the net appreciation in its portfolio as of the time immediately before it requalifies as a regulated investment company.

There can be no assurance that the requirements for regulated investment company treatment will be met by the Fund in all possible circumstances.

Taxation of Fund Distributions

As a result of 2003 federal tax legislation, distributions of qualified dividend income to noncorporate shareholders paid out of the Fund’s investment company taxable income in 2003 or later may be taxable at long-term capital gain rates, which are significantly lower than the highest rate that applies to ordinary income and short-term capital gain. All of the ordinary income dividends paid by a Fund will be taxable as qualified dividend income if the qualified dividend income received by a Fund is equal to 95% (or a greater percentage) of the Fund’s gross income (exclusive of net capital gin) in any taxable year. In the case of corporate shareholders, a portion of the distributions paid by the Fund may be eligible for the dividends-received deduction because a portion of the Fund’s income may consist of dividends paid by U.S. corporations. Distributions properly designated by the Fund as representing the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gain, regardless of the length of time shareholders have held shares of the Fund. Any loss that is realized and allowed on redemption of shares of the Fund six months or less from the date of purchase of such shares and following the receipt of a capital gain dividend will be treated as a long-term capital loss to the extent of the capital gain dividend. The Code contains special rules on the computation of a shareholder’s holding period for this purpose.

Distributions will be taxable as described above, whether paid in shares or in cash. Each distribution will be accompanied by a brief explanation of the form and character of the distribution. Shareholders will be notified annually as to the federal income tax status of distributions, and shareholders receiving distributions in the form of newly-issued shares will receive a report as to the NAV of the shares received.

A distribution may be taxable to a shareholder even if the distribution reduces the NAV of the shares held below their cost (and is in an economic sense a return of the shareholder’s capital). This is more likely when shares are purchased shortly before an annual distribution of capital gain or other earnings.

Other Tax Considerations

Generally, the Fund must obtain from each shareholder a certification of the shareholder’s taxpayer identification number and certain other information. The Fund generally will not accept an investment to establish a new account that does not comply with this requirement. If a shareholder fails to certify such number and other information, or upon receipt of certain notices from the Internal Revenue Service, the Fund may be required to withhold a percentage of any reportable interest or dividends, or redemption proceeds, payable to the shareholder, and to remit such sum to the Internal Revenue Service for credit toward the shareholder’s federal income taxes. A shareholder’s failure to provide a social security number or other tax identification number may subject the shareholder to a penalty of $50 imposed by the Internal Revenue Service. In addition, that failure may subject the Fund to a separate penalty of $50. This penalty will be charged against the shareholder’s account, which may then be closed. Any such closure of the account may result in a capital gain or loss to the shareholder.

If the Fund declares a dividend in October, November or December payable to the shareholders of record on a certain date in such a month and pays the dividend during January of the following year, the shareholders will be taxed as if they had received the dividend on December 31 of the year in which the dividend was declared. Thus, a shareholder may be taxed on the dividend in a taxable year prior to the year of actual receipt.

B-20

The Code allows the deduction by certain individuals, trusts, and estates of “miscellaneous itemized deductions” only to the extent that such deductions exceed 2% of the taxpayer’s adjusted gross income. The limit on miscellaneous itemized deductions does not apply, however, with respect to the expenses incurred by any “publicly offered regulated investment company.” The Fund believes that it is a publicly offered regulated investment company because its shares are continuously offered pursuant to a public offering (within the meaning of section 4 of the Securities Act of 1933, as amended). Therefore, the limit on miscellaneous itemized deductions should not apply to expenses incurred by the Fund.

A redemption of shares of the Fund may result in taxable gain or loss to the redeeming shareholder, depending upon whether the redemption proceeds payable to the shareholder are more or less than the shareholder’s adjusted basis for the redeemed shares.

Additional Information

The foregoing summary and the summary included in the Prospectus under “Dividends, Distributions and Taxes” of the tax consequences of an investment in the Fund are necessarily general and abbreviated. No attempt has been made to present a complete or detailed explanation of tax matters. Furthermore, the provisions of the statutes and regulations on which these summaries are based are subject to prospective or retroactive change by legislative or administrative action. State and local taxes are beyond the scope of this discussion. Prospective investors in the Fund should consult their own tax advisers regarding federal, state or local tax matters.

PERFORMANCE INFORMATION

The Fund’s Prospectus contains a brief description of how the Fund’s total return is calculated. Total return is the total of all income (less expenses) and capital gains paid to shareholders, assuming reinvestment of all distributions, plus (or minus) the change in value of the original investment, expressed as a percentage of the purchase price.

Average Annual Total Returns (Before Taxes)

Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over periods of 1, 5, and 10 years (up to the life of the Fund). These are the annual total rates of return that would equate the initial amount invested to the ending redeemable value. These rates of return are calculated pursuant to the following formula:

P(1 + T)n = ERV

Where:	P	=	a hypothetical initial payment of $1,000
T	=	the average annual total return
n	=	the number of years and
ERV	=	the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

Average Annual Total Return (after Taxes on Distributions)

The Fund’s quotations of average annual total return (after taxes on distributions) for Class J shares are calculated according to the following formula:

P(1 + T)n = ATVD

Where:	P	=	a hypothetical initial payment of $1,000
T	=	the average annual total return
n	=	the number of years and
ATVD	=	the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period after taxes on distribution, not after taxes on redemption.

B-21

Average Annual Total Return (after Taxes on Distributions and Redemptions)

The Fund’s quotations of average annual total return (after taxes on distributions and redemptions) for Class J shares are calculated according to the following formula:

P(1 + T)n = ATVDR

Where:	P	=	a hypothetical initial payment of $1,000
T	=	the average annual total return
n	=	the number of years and
ATVDR	=	the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period after taxes on distribution and redemption.

GENERAL INFORMATION

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, Milwaukee, Wisconsin, 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin 53202 has been selected as the independent registered public accounting firm for the Fund for its fiscal year ending May 31, 2005. In addition to reporting annually on the financial statements of the Fund, PricewaterhouseCoopers LLP will review certain of the Fund’s filings that are filed with the SEC.

Limitation of Director Liability

The Fund’s Articles of Incorporation and Bylaws include provisions that limit the personal liability of the Fund’s directors to the Fund or its shareholders for monetary damages for conduct as a director. The provisions eliminate such liability to the fullest extent permitted by law. Oregon law permits elimination of such liability, except in the following cases: (i) any breach of the director’s duty of loyalty to the Fund or its shareholders; (ii) acts or omissions not in good faith or which involved intentional misconduct or a knowing violation of law; (iii) any unlawful distribution, as defined by Oregon law; or (iv) any transaction from which the director derived an improper personal benefit. The general effect of the provisions is to eliminate monetary damages as one of the remedies available to shareholders for enforcement of a director’s duty of care.

Registration Statement

This Statement of Additional Information and the Fund’s Prospectus do not contain all the information included in the Fund’s Registration Statement filed with the SEC under the Securities Act of 1933, as amended, with respect to the shares offered hereby. Certain portions of the Registration Statement have been omitted from the Prospectus and Statement of Additional Information pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.
Statements contained in this Statement of Additional Information and the Prospectus as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the Registration Statement, including exhibits, and each such statement is qualified in all respects by this reference.

Financial Statements

The audited financial statements of the Fund for the fiscal year ended May 31, 2004 and the report of the Fund’s independent auditors in connection therewith, are included in the Fund’s 2004 Annual Report to Shareholders, as filed with the Securities and Exchange Commission on Form N-CSR on August 9, 2004, which is incorporated by reference into this Statement of Additional Information. A copy of the Annual Report to Shareholders may be obtained from the Fund upon request and without charge.

B-22

APPENDIX A

COMMERCIAL PAPER RATINGS

Prime 1 (P-1) and A-1 are the highest commercial paper ratings issued by Moody’s Investor Services, Inc. (“Moody’s”) and Standard & Poor’s Corporation (“S&P”), respectively.

Description of Moody’s Commercial Paper Ratings

Issuers within the Prime category may be given ratings 1, 2 or 3, depending on the relative strengths of certain factors. Among the factors considered by Moody’s in assigning ratings are the following:

(1)	evaluation of the management of the issuer
(2)	economic evaluation of the issuer’s industry or industries and an appraisal of speculative type risks that may be inherent in certain areas
(3)	evaluation of the issuer’s products in relation to competition and customer acceptance;
(4)	liquidity
(5)	amount and quality of long-term debt
(6)	trend of earnings over a period of ten years
(7)	financial strength of a parent company and the relationships which exist with the issuer and
(8)	recognition by the management of obligations that may be present or may arise as a result of public interest questions and preparations to meet obligations.

Description of S&P’s Commercial Paper Ratings

Commercial paper rated A by S&P has the following characteristics:

(1)	liquidity ratios are adequate to meet cash requirements
(2)	long-term senior debt should be rated A or better, although in some cases BBB credits may be allowed if other factors outweigh the BBB
(3)	the issuer has access to at least two additional channels of borrowing
(4)	basic earnings and cash flow have an upward trend with allowance made for unusual circumstances
(5)	typically, the issuer’s industry should be well established and the issuer should have a strong position in the industry, and the reliability and quality of management should be unquestioned. Issuers rated A are further referred to by the use of numbers 1, 2 and 3 to denote relative strength within this highest classification.

Appendix Page 1

THE JENSEN PORTFOLIO, INC.

PART C
OTHER INFORMATION

Item 22. Exhibits

(a)	Registrant’s Amended and Restated Articles of Incorporation (6)

(b)	Registrant’s Amended and Restated Bylaws.(3)

(c)	Instruments Defining Rights of Security Holders - Incorporated by reference to Registrant’s Articles of Incorporation and the Bylaws.

(d)	Investment Advisory and Service Contract. - Filed herewith.

(e)	Distributor Agreement.(3)

(f)	Bonus of Profit Sharing Contracts - Not Applicable.

(g)	Form of Custodian Agreement.(1)

(h)	Other Material Contracts

(1)  Form of Transfer Agent Agreement.(1)

(2)  Form of Fund Accounting Servicing Agreement.(1)

(3)  Fund Administration Servicing Agreement. - Filed herewith.

(4)  Shareholder Servicing Plan. (6)

(5)  Powers of Attorney - Filed herewith.

(i)	Opinion and Consent of Legal Counsel to Registrant.(2)

(j)	Consent of PricewaterhouseCoopers LLP- Filed herewith.

(k)	All Financial Information Omitted From Item 22 - Not Applicable.

(l)	Initial Capital Agreements.(1)

(m)	Rule 12b-1 Plan. (6)

(n)	Amended Rule 18f-3 Plan (6)

(o)	Reserved

(p)	Code of Ethics.(4)
________________

(1)	Previously filed with the Securities and Exchange Commission with Post-Effective Amendment No. 7 to the Fund’s Registration Statement filed on September 23, 1998 and incorporated herein by reference.
(2)	Previously filed with the Securities and Exchange Commission with Post Effective Amendment No. 9 to the Fund’s Registration Statement filed on September 24, 1999 and incorporated herein by reference.
(3)	Previously filed with the Securities and Exchange Commission with Post Effective Amendment No. 11 to the Fund’s Registration Statement filed on June 18, 2001 and incorporated herein by reference.
(4)	Previously filed with the Securities and Exchange Commission with Post Effective Amendment No. 12 to the Fund’s Registration Statement filed on August 21, 2002 and incorporated herein by reference.
(5)	Previously filed with the Securities and Exchange Commission with Post Effective Amendment No. 14 to the Fund’s Registration Statement filed on May 16, 2003 and incorporated herein by reference.
(6)	Previously filed with the Securities and Exchange Commission with Post Effective Amendment No. 15 to the Fund’s Registration Statement filed on July 25, 2003 and incorporated herein by reference.

Item 23. Persons Controlled by or Under Common Control with Registrant

See “Control Persons and Principal Shareholders” in the Statement of Additional Information.

Jensen Investment Management, Inc., an Oregon corporation, acts as the investment adviser to Registrant (the “investment adviser”). Mr. Hibler, a director of the Registrant, is also a director of the investment adviser. See “Management of the Fund” and “Investment Advisory and Other Services” in the Statement of Additional Information.

Item 24. Indemnification

The Fund’s Articles of Incorporation and Bylaws provide for the indemnification of any person, to the fullest extent permitted by law, for all liabilities (including attorney fees, judgments, fines and amounts paid in settlement) actually and reasonably incurred in connection with any actual or threatened proceeding (including, to the extent permitted by law, any derivative action) by reason of the fact that the person is or was serving as a director or officer of the Fund. The indemnity does not cover liability arising out of a breach of the duty of loyalty, acts or omissions not in good faith or that involve intentional misconduct or a knowing violation of the law, acts in which an improper personal benefit is derived, the unlawful payment of dividends or purchases of stock, or if a court determines that such indemnification is not lawful.

Item 25. Business and Other Connections of Investment Adviser

In addition to acting as the investment adviser to the Fund, Jensen Investment Management, Inc. provides investment management services to institutional and individual investors. Information regarding the businesses of the Adviser and its officers and directors is set forth under “Management of the Fund” in the prospectus and under “Management of the Fund” and “Investment Advisory and Other Services” in the Statement of Additional Information and is incorporated herein by reference.

Item 26. Principal Underwriters.

(a)  Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Advisors Series Trust	Glenmede Fund, Inc.
AHA Investment Funds	Guinness Atkinson Funds
Allied Asset Advisors Funds	Harding, Loevner Funds, Inc.
Alpine Equity Trust	The Hennessy Funds, Inc.
Alpine Series Trust	The Hennessy Mutual Funds, Inc.
Alpine Income Trust	Jacob Internet Fund
Alternative Investment Advisors	The Jensen Portfolio, Inc.
Brandes Investment Trust	Kirr Marbach Partners, Funds, Inc.
Brandywine Advisors Fund, Inc.	Kit Cole Investment Trust
Brazos Mutual Funds	Light Revolution Fund, Inc.
Buffalo Funds	LKCM Funds
Buffalo Balanced Fund	Masters’ Select Funds
Buffalo High Yield Fund	Matrix Advisors Value Fund, Inc.
Buffalo Large Cap Fund	Monetta Fund, Inc.
Buffalo Small Cap Fund	Monetta Trust
Buffalo U.S. Global Fund	MP63 Fund
CCM Advisors Funds	MUTUALS.com
CCMA Select Investment Trust	NorCap Funds
Country Mutual Funds Trust	Optimum Q Funds
Cullen Funds Trust	Permanent Portfolio
Everest Funds	Professionally Managed Portfolios
First American Funds, Inc.	Prudent Bear Mutual Funds
First American Insurance Portfolios, Inc.	Rainier Funds
First American Investment Funds, Inc.	SEIX Funds, Inc.
First American Strategy Funds, Inc.	TIFF Investment Program, Inc.
FFTW Funds, Inc.	Wexford Trust
Fort Pitt Capital Funds	Zodiac Trust
Fremont Funds

(b)  To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike	President, Board Member	None
Donna J. Berth	Treasurer	None
Joe Redwine	Board Member	None
Bob Kern	Board Member	None
Eric W. Falkeis	Board Member	None
Teresa Cowan	Assistant Secretary	None
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

Item 27. Location of Accounts and Records

The accounts, books and other documents required to be maintained by the Registrant under Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder, is maintained by the Registrant at 2130 Pacwest Center, 1211 SW Fifth Avenue, Portland, Oregon 97204-3721, except for those maintained by the Registrant’s custodian U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202 and the Registrant’s administrator, transfer agent and dividend disbursement agent, U.S. Bancorp Mutual Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202.

Item 28. Management Services Not Discussed in Parts A and B

Not applicable.

Item 29. Undertakings

The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant’s latest Annual Report to Shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 16 to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Portland, Oregon on September 28, 2004.

THE JENSEN PORTFOLIO, INC.

By  /s/ Gary W. Hibler
Gary W. Hibler, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on September 28, 2004 by the following persons in the capacities indicated.

/s/ Val E. Jensen* Val E. Jensen	Chairman and Director

/s/ Gary W. Hibler Gary W. Hibler	President and Director (Chief Executive Officer)

/s/ Brian S. Ferrie* Brian S. Ferrie	Treasurer and Chief Compliance Officer (Principal Accounting Officer)

/s/ Robert F. Zagunis* Robert F. Zagunis	Vice President

/s/ Robert G. Millen* Robert G. Millen	Secretary

/s/ Robert E. Harold* Robert E. Harold	Director

/s/ Norman W. Achen* Norman W. Achen	Director

/s/ Roger A. Cooke* Roger A. Cooke	Director

/s/ Thomas L. Thomsen, Jr.* Thomas L. Thomsen, Jr.	Director

*By /s/ Gary W. Hibler
Gary W. Hibler, Attorney-in-Fact
Pursuant to a Power of Attorney filed herewith.

EXHIBIT INDEX

Exhibit	Exhibit No.
Investment Advisory and Service Contract	EX-99.d
Fund Administration Agreement	EX-99.h.3
Power of Attorney	EX-99.h.5
Consent of PricewaterhouseCoopers LLP	EX-99.j.